Quarterly Holdings Report
for

Fidelity ZERO℠ International Index Fund

July 31, 2019

IID-QTLY-0919
1.9891457.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	32,275	$462,541
ALS Ltd.	21,538	105,589
Alumina Ltd.	108,597	172,166
AMP Ltd.	127,493	155,082
Ansell Ltd.	5,471	104,080
APA Group unit	57,606	433,886
Aristocrat Leisure Ltd.	30,930	643,625
ASX Ltd.	9,266	560,508
Atlas Arteria Ltd. unit	31,307	174,492
Aurizon Holdings Ltd.	90,452	355,089
Australia & New Zealand Banking Group Ltd.	137,529	2,613,694
Bank of Queensland Ltd.	16,138	102,794
Beach Energy Ltd.	81,521	117,512
Bendigo & Adelaide Bank Ltd.	20,401	159,698
BHP Billiton Ltd.	139,762	3,847,740
BlueScope Steel Ltd.	24,983	220,504
Boral Ltd.	54,684	191,646
Brambles Ltd.	76,426	683,625
Caltex Australia Ltd.	11,846	217,884
Carsales.com Ltd.	9,151	91,964
Challenger Ltd.	26,495	127,637
Charter Hall Group unit	23,175	179,225
Cimic Group Ltd.	5,134	128,153
Coca-Cola Amatil Ltd.	27,830	201,424
Cochlear Ltd.	2,604	391,250
Coles Group Ltd. (a)	55,188	535,830
Commonwealth Bank of Australia	83,446	4,683,123
Computershare Ltd.	25,092	270,298
Crown Ltd.	17,078	138,082
CSL Ltd.	21,675	3,382,219
DEXUS Property Group unit	48,126	430,437
Downer EDI Ltd.	32,923	161,751
Evolution Mining Ltd.	75,070	254,786
Fortescue Metals Group Ltd.	82,415	464,014
Goodman Group unit	76,335	772,017
Iluka Resources Ltd.	20,017	130,608
Incitec Pivot Ltd.	78,597	186,608
Insurance Australia Group Ltd.	112,127	660,399
Lendlease Group unit	26,091	258,605
Link Administration Holdings Ltd.	24,489	84,815
Macquarie Group Ltd.	15,080	1,319,787
Magellan Financial Group Ltd.	6,119	256,974
Medibank Private Ltd.	125,862	310,273
Mirvac Group unit	179,684	394,820
National Australia Bank Ltd.	129,439	2,520,927
Newcrest Mining Ltd.	36,636	884,218
Northern Star Resources Ltd.	31,339	275,765
Orica Ltd.	19,339	288,116
Origin Energy Ltd.	89,317	483,309
Orora Ltd.	53,657	123,987
OZ Minerals Ltd.	12,440	86,279
Qantas Airways Ltd.	39,560	154,007
QBE Insurance Group Ltd.	66,274	564,814
Qube Holdings Ltd.	69,026	148,605
Ramsay Health Care Ltd.	6,402	318,095
realestate.com.au Ltd.	2,317	155,411
Reliance Worldwide Corp. Ltd.	26,976	67,597
Rio Tinto Ltd.	17,707	1,185,083
Santos Ltd.	79,611	392,257
Scentre Group unit	256,042	697,491
SEEK Ltd.	16,087	229,023
Sonic Healthcare Ltd.	20,839	398,836
South32 Ltd.	251,993	536,181
Spark Infrastructure Group unit	72,730	117,862
Stockland Corp. Ltd. unit	118,834	370,959
Suncorp Group Ltd.	63,003	580,685
Sydney Airport unit	49,582	283,007
Tabcorp Holdings Ltd.	93,687	287,403
Telstra Corp. Ltd.	197,137	534,502
The GPT Group unit	81,436	345,674
The Star Entertainment Group Ltd.	37,401	105,562
Transpacific Industries Group Ltd.	90,650	149,268
Transurban Group unit	124,392	1,318,367
Treasury Wine Estates Ltd.	35,846	431,011
Vicinity Centres unit	158,568	282,444
Washington H. Soul Pattinson & Co. Ltd.	6,897	106,774
Wesfarmers Ltd.	54,382	1,456,353
Westpac Banking Corp.	168,498	3,305,918
Whitehaven Coal Ltd.	33,697	84,451
Woodside Petroleum Ltd.	45,329	1,068,902
Woolworths Group Ltd.	63,176	1,540,253
WorleyParsons Ltd.	13,961	152,979

TOTAL AUSTRALIA		49,169,629

Austria - 0.2%
ams AG (a)	2,994	157,986
Andritz AG	2,959	105,999
BAWAG Group AG (b)	1,828	72,728
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	3,632	127,856
Erste Group Bank AG	14,753	529,796
IMMOFINANZ Immobilien Anlagen AG	4,377	117,160
Lenzing AG	573	58,452
Oesterreichische Post AG	1,513	50,582
OMV AG	6,410	321,514
Raiffeisen International Bank-Holding AG	6,140	144,232
S&T AG	2,020	47,540
Verbund AG	3,031	169,779
Voestalpine AG	6,418	170,798
Wienerberger AG	6,783	155,432

TOTAL AUSTRIA		2,229,854

Bailiwick of Jersey - 0.4%
Experian PLC	43,772	1,330,778
Ferguson PLC	11,174	837,608
Glencore Xstrata PLC	578,797	1,856,099
Polymetal International PLC	9,269	112,224
WPP PLC	61,291	721,973

TOTAL BAILIWICK OF JERSEY		4,858,682

Belgium - 0.8%
Ackermans & Van Haaren SA	1,117	162,973
Ageas	9,430	508,067
Anheuser-Busch InBev SA NV	47,538	4,779,311
Cofinimmo SA	1,182	156,232
Colruyt NV	2,457	128,298
Galapagos Genomics NV (a)	2,360	409,484
Groupe Bruxelles Lambert SA	3,810	360,526
KBC Groep NV	16,465	1,062,255
Proximus	6,905	197,287
Sofina SA	699	135,569
Solvay SA Class A	3,730	383,429
Telenet Group Holding NV	2,419	119,164
UCB SA	6,568	513,462
Umicore SA	10,445	326,966
Warehouses de Pauw	868	145,092

TOTAL BELGIUM		9,388,115

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	170,000	152,724
Alibaba Pictures Group Ltd. (a)	700,000	141,451
Beijing Enterprises Water Group Ltd.	296,000	155,798
Brilliance China Automotive Holdings Ltd.	156,000	170,011
Cheung Kong Infrastructure Holdings Ltd.	34,500	267,480
China Gas Holdings Ltd.	102,000	422,636
China Resource Gas Group Ltd.	36,000	182,217
Credicorp Ltd. (United States)	3,312	721,983
GasLog Ltd.	871	12,403
Golar LNG Ltd.	6,266	106,146
Haier Electronics Group Co. Ltd.	68,000	159,819
Hiscox Ltd.	14,357	296,812
Hongkong Land Holdings Ltd.	57,145	348,499
Jardine Matheson Holdings Ltd.	15,119	917,660
Jardine Strategic Holdings Ltd.	8,543	292,865
Kunlun Energy Co. Ltd.	136,000	118,609
NWS Holdings Ltd.	75,000	139,253
Shenzhen International Holdings Ltd.	44,799	82,749
Ship Finance International Ltd. (NY Shares) (d)	4,424	58,176

TOTAL BERMUDA		4,747,291

Brazil - 1.2%
Ambev SA	210,700	1,111,374
Atacadao Distribuicao Comercio e Industria Ltda	13,600	83,424
B2W Companhia Global do Varejo (a)	5,400	53,684
Banco Bradesco SA	43,500	354,602
Banco do Brasil SA	57,600	742,875
BB Seguridade Participacoes SA	31,100	264,440
BM&F BOVESPA SA	99,000	1,094,452
BR Malls Participacoes SA	47,700	187,608
Brasil Foods SA (a)	33,600	294,149
CCR SA	51,100	200,177
Centrais Eletricas Brasileiras SA (Electrobras) (a)	14,200	146,564
Cielo SA	52,000	98,649
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	16,600	232,274
Companhia Siderurgica Nacional SA (CSN)	28,300	122,578
Compania de Saneamento do Parana unit	3,800	85,233
Cosan SA Industria e Comercio	6,400	85,326
CVC Brasil Operadora e Agencia de Viagens SA	6,700	89,308
Drogasil SA	13,100	284,940
Embraer SA	36,200	183,165
ENGIE Brasil Energia SA	11,050	139,763
Equatorial Energia SA	9,100	225,333
Estacio Participacoes SA	13,800	124,030
Hypermarcas SA	21,800	172,396
IRB Brasil Resseguros SA	4,000	99,572
JBS SA	50,500	329,490
Klabin SA unit	37,000	155,510
Kroton Educacional SA	70,900	233,339
Localiza Rent A Car SA	25,100	289,386
Lojas Renner SA	36,300	451,426
M. Dias Branco SA	5,300	54,342
Magazine Luiza SA	3,300	228,039
Multiplan Empreendimentos Imobiliarios SA	11,800	87,781
Natura Cosmeticos SA	8,500	136,241
Notre Dame Intermedica Participacoes SA	12,800	146,569
Oi SA (a)	183,900	75,172
Petrobras Distribuidora SA	13,800	96,186
Petroleo Brasileiro SA - Petrobras (ON)	151,600	1,143,649
Rumo SA (a)	55,700	319,925
Sul America SA unit	11,200	123,318
Suzano Papel e Celulose SA	27,000	216,985
Terna Participacoes SA unit	20,100	146,523
TIM Participacoes SA	32,300	103,425
Ultrapar Participacoes SA	44,400	231,403
Vale SA	148,500	1,938,183
Weg SA	33,800	210,965

TOTAL BRAZIL		13,193,773

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	4,541	115,886
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)	11,552	603,508
Air Canada (a)	13,416	461,601
Algonquin Power & Utilities Corp.	25,173	313,566
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,077	1,291,960
AltaGas Ltd.	11,808	180,815
ARC Resources Ltd.	16,704	85,431
ATCO Ltd. Class I (non-vtg.)	3,256	108,525
B2Gold Corp. (a)	43,293	138,099
Bank of Montreal	30,622	2,292,358
Bank of Nova Scotia	58,388	3,117,153
Barrick Gold Corp. (Canada)	83,530	1,357,568
Bausch Health Cos., Inc. (Canada) (a)	14,486	348,046
BCE, Inc.	14,255	644,164
BlackBerry Ltd. (a)	22,548	164,523
Bombardier, Inc. Class B (sub. vtg.) (a)	91,978	158,198
Brookfield Asset Management, Inc. Class A	41,396	2,028,398
CAE, Inc.	13,155	354,740
Cameco Corp.	17,968	165,004
Canada Goose Holdings, Inc. (a)(d)	2,559	119,736
Canadian Apartment Properties (REIT) unit	4,149	153,128
Canadian Imperial Bank of Commerce	21,517	1,692,764
Canadian National Railway Co.	34,657	3,280,309
Canadian Natural Resources Ltd.	58,390	1,478,995
Canadian Pacific Railway Ltd.	6,842	1,633,568
Canadian Tire Ltd. Class A (non-vtg.)	2,789	304,533
Canadian Utilities Ltd. Class A (non-vtg.)	5,521	150,345
CCL Industries, Inc. Class B	6,800	340,052
Cenovus Energy, Inc. (Canada)	50,901	473,220
CGI Group, Inc. Class A (sub. vtg.) (a)	12,115	932,446
CI Financial Corp.	11,648	180,571
Constellation Software, Inc.	951	904,805
Descartes Systems Group, Inc. (Canada) (a)	4,365	158,586
Dollarama, Inc.	14,434	534,795
Element Financial Corp.	19,086	145,191
Emera, Inc.	11,142	462,632
Empire Co. Ltd. Class A (non-vtg.)	7,055	186,719
Enbridge, Inc.	96,565	3,225,174
Encana Corp. (Toronto)	53,419	244,065
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,376	637,487
Finning International, Inc.	7,827	135,333
First Capital Realty, Inc.	9,854	163,138
First Quantum Minerals Ltd.	34,016	313,407
FirstService Corp.	1,614	169,373
Fortis, Inc.	20,473	806,945
Franco-Nevada Corp.	9,070	788,247
George Weston Ltd.	3,421	270,559
Gildan Activewear, Inc.	9,695	381,835
Great Canadian Gaming Corp. (a)	2,830	93,962
Great-West Lifeco, Inc.	12,815	281,390
H&R (REIT) unit	8,822	151,601
Husky Energy, Inc.	14,059	109,080
Hydro One Ltd. (b)	15,731	277,837
iA Financial Corp, Inc.	4,977	199,714
Imperial Oil Ltd.	12,508	342,506
Intact Financial Corp.	6,873	640,640
Inter Pipeline Ltd.	18,429	310,129
Keyera Corp.	9,510	241,965
Kinross Gold Corp. (a)	55,313	223,800
Kirkland Lake Gold Ltd.	9,125	377,362
Loblaw Companies Ltd.	9,256	480,263
Lundin Mining Corp.	27,778	134,491
Magna International, Inc. Class A (sub. vtg.)	15,157	764,396
Manulife Financial Corp.	95,827	1,735,312
Methanex Corp.	3,502	137,846
Metro, Inc. Class A (sub. vtg.)	11,250	440,010
National Bank of Canada	16,829	814,545
Nutrien Ltd.	29,538	1,619,465
Onex Corp. (sub. vtg.)	3,692	223,036
Open Text Corp.	13,454	573,819
Parkland Fuel Corp.	6,021	196,761
Pembina Pipeline Corp.	25,280	917,305
Power Corp. of Canada (sub. vtg.)	17,885	379,165
Power Financial Corp.	12,673	277,408
PrairieSky Royalty Ltd.	9,363	125,426
Quebecor, Inc. Class B (sub. vtg.)	8,997	203,827
Restaurant Brands International, Inc.	12,347	909,326
RioCan (REIT)	9,077	178,954
Ritchie Bros. Auctioneers, Inc.	6,292	227,166
Rogers Communications, Inc. Class B (non-vtg.)	17,645	915,941
Royal Bank of Canada	68,219	5,387,016
Saputo, Inc.	11,002	332,277
Shaw Communications, Inc. Class B	21,070	413,003
Shopify, Inc. Class A (a)	4,539	1,442,417
SNC-Lavalin Group, Inc.	7,933	125,505
Stantec, Inc.	5,209	124,088
Sun Life Financial, Inc.	29,546	1,227,688
Suncor Energy, Inc.	78,160	2,242,703
Teck Resources Ltd. Class B (sub. vtg.)	24,858	508,536
TELUS Corp.	10,058	361,533
The Stars Group, Inc. (a)	9,669	150,478
The Toronto-Dominion Bank	87,087	5,090,743
Thomson Reuters Corp.	8,879	596,329
Toromont Industries Ltd.	4,000	200,636
Tourmaline Oil Corp.	11,037	145,510
TransCanada Corp.	43,893	2,149,087
TransForce, Inc.	4,956	156,776
Vermilion Energy, Inc.	6,926	124,110
Waste Connection, Inc. (Canada)	12,828	1,163,540
West Fraser Timber Co. Ltd.	2,704	105,697
Wheaton Precious Metals Corp.	21,898	572,421
WSP Global, Inc.	2,946	166,162
Yamana Gold, Inc.	42,221	124,763

TOTAL CANADA		71,497,081

Cayman Islands - 4.1%
58.com, Inc. ADR (a)	4,053	228,508
AAC Technology Holdings, Inc.	31,500	169,267
Agile Property Holdings Ltd.	64,000	82,257
Airtac International Group	5,000	50,994
Alibaba Group Holding Ltd. sponsored ADR (a)	61,825	10,702,526
Anta Sports Products Ltd.	41,000	306,062
ASM Pacific Technology Ltd.	10,700	125,138
Autohome, Inc. ADR Class A (a)(d)	2,751	233,835
Baidu.com, Inc. sponsored ADR (a)	13,401	1,496,892
BeiGene Ltd. ADR (a)(d)	1,797	246,800
Chailease Holding Co. Ltd.	64,890	271,888
Cheung Kong Property Holdings Ltd.	127,000	954,930
China Biologic Products Holdings, Inc. (a)	1,708	163,848
China Conch Venture Holdings Ltd.	79,500	273,565
China Mengniu Dairy Co. Ltd.	134,000	540,696
China Resources Cement Holdings Ltd.	82,000	74,940
China Resources Land Ltd.	132,000	564,090
CIFI Holdings Group Co. Ltd.	172,171	109,756
CK Hutchison Holdings Ltd.	131,500	1,228,865
Country Garden Holdings Co. Ltd.	353,000	475,599
Ctrip.com International Ltd. ADR (a)	18,612	725,496
ENN Energy Holdings Ltd.	39,600	407,342
Evergrande Real Estate Group Ltd.	148,000	390,729
Geely Automobile Holdings Ltd.	273,000	416,360
Hengan International Group Co. Ltd.	33,000	249,600
Huazhu Group Ltd. ADR	4,817	157,805
iQIYI, Inc. ADR (a)(d)	5,040	93,694
JD.com, Inc. sponsored ADR (a)	39,560	1,183,240
Kingboard Chemical Holdings Ltd.	30,500	75,085
Kingsoft Corp. Ltd. (a)	53,000	114,193
Li Ning Co. Ltd.	88,000	216,956
Longfor Properties Co. Ltd. (b)	74,000	273,666
Meituan Dianping Class B	178,200	1,440,959
Melco Crown Entertainment Ltd. sponsored ADR	12,395	278,516
Minth Group Ltd.	26,000	73,270
Momo, Inc. ADR	6,050	205,519
NetEase, Inc. ADR	3,555	820,565
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	5,766	601,451
PagSeguro Digital Ltd. (a)(d)	7,788	338,622
Parade Technologies Ltd.	3,000	49,332
Ping An Healthcare and Technology Co. Ltd. (a)(b)	21,800	93,644
Sands China Ltd.	120,800	579,824
Semiconductor Manufacturing International Corp. (a)	140,000	164,903
Shenzhou International Group Holdings Ltd.	36,000	496,538
Shimao Property Holdings Ltd.	49,000	135,328
Silergy Corp.	3,000	60,442
Silicon Motion Technology Corp. sponsored ADR	1,818	65,812
SINA Corp. (a)	2,597	101,595
Sino Biopharmaceutical Ltd.	293,000	357,391
StoneCo Ltd. Class A (a)	3,700	129,537
Sunac China Holdings Ltd.	112,000	505,195
Sunny Optical Technology Group Co. Ltd.	33,700	389,686
TAL Education Group ADR (a)	17,290	556,738
Tencent Holdings Ltd.	263,100	12,258,611
Tingyi (Cayman Islands) Holding Corp.	82,000	122,378
Vipshop Holdings Ltd. ADR (a)	18,668	141,877
Want Want China Holdings Ltd.	275,000	213,881
Weibo Corp. sponsored ADR (a)(d)	2,777	108,775
WH Group Ltd. (b)	456,500	444,343
Wharf Real Estate Investment Co. Ltd.	57,000	359,574
Wuxi Biologics (Cayman), Inc. (a)(b)	19,500	207,232
Wynn Macau Ltd.	63,200	141,810
Xiaomi Corp. Class B (b)	634,600	724,699
Xinyi Glass Holdings Ltd.	110,000	110,884
YY, Inc. ADR (a)	2,187	140,384
Zall Smart Commerce Ltd.	173,000	22,474
Zhen Ding Technology Holding Ltd.	27,000	98,106
ZTO Express (Cayman), Inc. sponsored ADR	16,927	332,616

TOTAL CAYMAN ISLANDS		45,477,133

Chile - 0.2%
Aguas Andinas SA	146,285	81,878
Banco de Chile	1,440,815	208,504
Banco de Credito e Inversiones	2,264	142,626
Banco Santander Chile	2,854,955	206,737
Cencosud SA	58,839	116,171
Colbun SA (a)	270,888	50,867
Compania Cervecerias Unidas SA	6,104	85,576
Compania de Petroleos de Chile SA (COPEC)	19,246	176,600
CorpBanca SA	8,841,732	68,572
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	7,946	72,799
Empresas CMPC SA	62,001	145,400
Enel Chile SA	1,051,683	95,322
Enersis SA	1,210,043	199,653
LATAM Airlines Group SA	15,927	151,801
Parque Arauco SA	42,537	115,887
S.A.C.I. Falabella	30,997	191,526

TOTAL CHILE		2,109,919

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	1,329,000	537,947
Air China Ltd. (H Shares)	100,000	97,113
Anhui Conch Cement Co. Ltd. (H Shares)	61,000	352,229
Bank Communications Co. Ltd. (H Shares)	1,016,000	739,189
Bank of China Ltd. (H Shares)	3,607,000	1,464,759
BYD Co. Ltd. (H Shares)	32,000	199,956
CGN Power Co. Ltd. (H Shares) (b)	447,000	129,023
China Cinda Asset Management Co. Ltd. (H Shares)	363,000	79,188
China CITIC Bank Corp. Ltd. (H Shares)	538,000	298,075
China Communications Construction Co. Ltd. (H Shares)	196,000	164,951
China Communications Services Corp. Ltd. (H Shares)	88,000	61,266
China Construction Bank Corp. (H Shares)	5,143,000	3,948,440
China Huarong Asset Management Co. Ltd. (b)	420,000	70,808
China International Capital Corp. Ltd. (H Shares) (b)	40,400	76,430
China Life Insurance Co. Ltd. (H Shares)	360,000	916,981
China Longyuan Power Grid Corp. Ltd. (H Shares)	145,000	88,666
China Merchants Bank Co. Ltd. (H Shares)	181,000	896,656
China Minsheng Banking Corp. Ltd. (H Shares)	326,500	224,896
China National Building Materials Co. Ltd. (H Shares)	184,000	161,317
China Oilfield Services Ltd. (H Shares)	68,000	76,710
China Pacific Insurance (Group) Co. Ltd. (H Shares)	128,400	547,688
China Petroleum & Chemical Corp. (H Shares)	1,226,000	787,105
China Railway Construction Corp. Ltd. (H Shares)	79,000	91,278
China Railway Group Ltd. (H Shares)	203,000	142,133
China Shenhua Energy Co. Ltd. (H Shares)	167,500	330,905
China Telecom Corp. Ltd. (H Shares)	684,000	305,085
China Tower Corp. Ltd. (H Shares) (b)	2,140,000	553,079
China Vanke Co. Ltd. (H Shares)	58,800	220,858
CITIC Securities Co. Ltd. (H Shares)	104,000	198,567
CRRC Corp. Ltd. (H Shares)	187,000	147,197
Dongfeng Motor Group Co. Ltd. (H Shares)	122,000	108,813
GF Securities Co. Ltd. (H Shares)	51,600	57,872
Great Wall Motor Co. Ltd. (H Shares)	137,500	93,144
Guangzhou Automobile Group Co. Ltd. (H Shares)	128,000	130,143
Guangzhou R&F Properties Co. Ltd. (H Shares)	38,800	70,201
Haitong Securities Co. Ltd. (H Shares)	150,400	149,037
Huaneng Power International, Inc. (H Shares)	174,000	101,260
Huatai Securities Co. Ltd. (H Shares) (b)	66,800	108,221
Industrial & Commercial Bank of China Ltd. (H Shares)	3,708,000	2,490,095
New China Life Insurance Co. Ltd. (H Shares)	34,500	171,128
People's Insurance Co. of China Group (H Shares)	349,000	146,406
PetroChina Co. Ltd. (H Shares)	1,002,000	531,465
PICC Property & Casualty Co. Ltd. (H Shares)	344,000	408,454
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	243,000	2,863,953
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	353,000	205,287
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	92,000	87,709
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	35,100	67,495
Sinopharm Group Co. Ltd. (H Shares)	54,400	201,095
TravelSky Technology Ltd. (H Shares)	38,000	74,380
Weichai Power Co. Ltd. (H Shares)	87,000	134,049
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	29,100	139,093
Zijin Mining Group Co. Ltd. (H Shares)	296,000	118,463

TOTAL CHINA		22,366,258

Colombia - 0.0%
Bancolombia SA	10,504	125,820
Grupo de Inversiones Suramerica SA	15,270	160,569
Interconexion Electrica SA ESP	16,374	88,834
Inversiones Argos SA	12,972	66,502

TOTAL COLOMBIA		441,725

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	8,513	190,989
Komercni Banka A/S	3,062	118,009
MONETA Money Bank A/S (b)	17,004	58,358

TOTAL CZECH REPUBLIC		367,356

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	132	141,377
Series B	343	385,137
Ambu A/S Series B	7,680	112,460
Carlsberg A/S Series B	5,119	699,349
Christian Hansen Holding A/S	4,736	414,500
Coloplast A/S Series B	5,630	657,827
Danske Bank A/S	33,977	504,936
DSV de Sammensluttede Vognmaend A/S	8,951	855,850
Genmab A/S (a)	3,015	558,396
GN Store Nord A/S	7,179	341,720
H Lundbeck A/S	3,025	117,219
ISS Holdings A/S	7,130	200,134
Novo Nordisk A/S Series B	84,045	4,035,786
Novozymes A/S Series B	10,684	496,205
ORSTED A/S (b)	7,823	714,598
Pandora A/S	5,010	192,949
Royal Unibrew A/S	2,199	164,099
SimCorp A/S	1,723	155,933
The Drilling Co. of 1972 A/S (a)	772	52,254
Tryg A/S	5,800	177,290
Vestas Wind Systems A/S	9,915	815,447
William Demant Holding A/S (a)	5,185	153,226

TOTAL DENMARK		11,946,692

Egypt - 0.0%
Commercial International Bank SAE	70,688	313,932
Elsewedy Electric Co.	25,074	18,635
Global Telecom Holding (a)	127,675	38,264

TOTAL EGYPT		370,831

Finland - 0.7%
Elisa Corp. (A Shares)	6,962	327,391
Fortum Corp.	20,866	480,452
Huhtamaki Oyj	4,198	159,677
Kesko Oyj	3,065	186,070
Kone Oyj (B Shares)	19,108	1,091,472
Metso Corp.	6,658	257,301
Neste Oyj	18,482	613,583
Nokia Corp.	269,389	1,455,133
Nokian Tyres PLC	5,606	161,166
Nordea Bank ABP (Stockholm Stock Exchange)	152,295	977,336
Orion Oyj (B Shares)	5,561	190,898
Sampo Oyj (A Shares)	22,958	957,364
Stora Enso Oyj (R Shares)	29,734	343,474
UPM-Kymmene Corp.	26,090	706,156
Wartsila Corp.	20,662	260,407

TOTAL FINLAND		8,167,880

France - 5.7%
Accor SA	9,664	431,131
Aeroports de Paris	1,469	253,197
Air Liquide SA	20,176	2,791,854
Alstom SA	7,125	307,923
Arkema SA	3,740	338,253
Atos Origin SA	4,612	373,007
AXA SA	91,129	2,295,379
BNP Paribas SA	54,438	2,547,700
Bouygues SA	10,915	391,244
Bureau Veritas SA	12,138	303,537
Capgemini SA	7,760	990,034
Carrefour SA	27,765	534,958
Compagnie de St. Gobain	26,505	1,019,748
Covivio	2,952	301,787
Credit Agricole SA	58,718	698,977
Danone SA	30,090	2,609,795
Dassault Systemes SA	6,401	977,855
Edenred SA	11,507	578,826
EDF SA	23,168	287,631
Eiffage SA	3,725	368,483
ENGIE	86,740	1,336,615
Essilor International SA	12,551	1,704,094
Gecina SA	2,644	405,669
Groupe Eurotunnel SA	20,579	297,291
Hermes International SCA	1,636	1,152,916
Kering SA	3,548	1,844,025
Klepierre SA	10,208	314,599
L'Oreal SA	11,546	3,093,104
Legrand SA	12,745	900,983
LVMH Moet Hennessy Louis Vuitton SE	12,760	5,270,635
Michelin CGDE Series B	8,567	952,635
Orange SA	100,965	1,496,552
Pernod Ricard SA	9,823	1,729,519
Peugeot Citroen SA	26,997	638,358
Publicis Groupe SA	11,122	548,824
Renault SA	9,990	558,918
Rubis SCA	4,815	271,307
Safran SA	15,863	2,280,210
Sanofi SA	54,781	4,565,000
Schneider Electric SA	25,402	2,191,585
SCOR SE	7,846	323,101
Societe Generale Series A	36,441	892,611
Sodexo SA	4,201	482,025
SR Teleperformance SA	2,796	586,845
Thales SA	5,062	571,851
Total SA	119,804	6,209,463
Ubisoft Entertainment SA (a)	3,374	277,527
Valeo SA	12,054	378,963
Veolia Environnement SA	26,771	677,171
VINCI SA	24,054	2,474,284
Vivendi SA	36,669	1,022,121
Worldline SA (a)(b)	1,602	114,917

TOTAL FRANCE		63,965,037

Germany - 4.7%
adidas AG	8,297	2,659,453
Allianz SE	19,864	4,608,628
BASF AG	43,892	2,913,736
Bayer AG	44,802	2,901,780
Bayerische Motoren Werke AG (BMW)	15,672	1,159,427
Beiersdorf AG	4,712	547,699
Brenntag AG	7,165	352,086
Commerzbank AG	52,015	354,869
Continental AG	5,284	724,460
Covestro AG (b)	8,648	393,560
Daimler AG (Germany)	47,633	2,472,761
Delivery Hero AG (a)(b)	5,051	243,676
Deutsche Bank AG	92,639	721,962
Deutsche Borse AG	8,984	1,247,181
Deutsche Lufthansa AG	10,890	173,294
Deutsche Post AG	46,549	1,520,643
Deutsche Telekom AG	151,324	2,478,850
Deutsche Wohnen AG (Bearer)	17,009	625,498
E.ON AG	104,500	1,040,697
Evonik Industries AG	6,999	201,135
Fresenius Medical Care AG & Co. KGaA	10,319	714,702
Fresenius SE & Co. KGaA	19,741	995,199
GEA Group AG	7,403	185,619
Hannover Reuck SE	2,829	443,762
HeidelbergCement Finance AG	7,320	531,735
Henkel AG & Co. KGaA	3,709	349,204
Hugo Boss AG	3,409	215,708
Infineon Technologies AG	54,785	1,014,737
innogy SE (b)	5,674	273,291
K&S AG	8,398	136,939
KION Group AG	2,951	158,797
Knorr-Bremse AG	2,092	212,363
Lanxess AG	4,147	248,542
LEG Immobilien AG	3,070	355,822
Merck KGaA	6,445	659,524
MTU Aero Engines Holdings AG	2,550	639,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,046	1,698,823
OSRAM Licht AG	4,288	163,290
ProSiebenSat.1 Media AG	10,636	137,386
Puma AG	4,219	295,405
Rheinmetall AG	2,019	231,102
RWE AG	26,153	708,151
SAP SE	51,403	6,283,300
Scout24 AG (b)	5,284	293,932
Siemens AG	40,471	4,404,594
Symrise AG	5,891	545,445
TAG Immobilien AG	7,386	174,646
Thyssenkrupp AG	18,678	241,709
TUI AG (GB)	20,170	200,547
Uniper SE	9,543	295,267
United Internet AG	5,549	166,284
Vonovia SE	24,680	1,209,217
Wirecard AG	5,482	919,996

TOTAL GERMANY		52,445,809

Greece - 0.1%
Alpha Bank AE (a)	62,312	121,611
EFG Eurobank Ergasias SA (a)	111,963	109,194
Greek Organization of Football Prognostics SA	9,945	112,073
Hellenic Telecommunications Organization SA	11,850	163,187
Jumbo SA	3,755	73,367
Motor Oil (HELLAS) Corinth Refineries SA	2,217	54,975
Mytilineos Holdings SA	5,882	71,755
National Bank of Greece SA (a)	24,966	73,239

TOTAL GREECE		779,401

Hong Kong - 2.3%
AIA Group Ltd.	575,400	5,889,661
Bank of East Asia Ltd.	66,398	191,471
Beijing Enterprises Holdings Ltd.	19,000	92,762
BOC Hong Kong (Holdings) Ltd.	172,500	657,294
China Everbright International Ltd.	174,185	153,389
China Jinmao Holdings Group Ltd.	188,000	121,129
China Merchants Holdings International Co. Ltd.	50,000	82,748
China Mobile Ltd.	263,500	2,240,904
China Overseas Land and Investment Ltd.	182,000	620,449
China Resources Beer Holdings Co. Ltd.	62,000	290,498
China Resources Pharmaceutical Group Ltd. (b)	89,000	96,794
China Resources Power Holdings Co. Ltd.	90,000	129,242
China Taiping Insurance Group Ltd.	64,800	178,912
China Unicom Ltd.	268,000	261,100
CITIC Pacific Ltd.	309,000	409,137
CLP Holdings Ltd.	86,500	940,484
CNOOC Ltd.	774,000	1,276,144
CSPC Pharmaceutical Group Ltd.	242,000	419,961
Evergrande Health Industry Group Ltd. (a)	90,000	100,954
Far East Horizon Ltd.	104,000	96,731
Fosun International Ltd.	97,000	126,804
Galaxy Entertainment Group Ltd.	122,000	830,490
Guangdong Investment Ltd.	132,000	277,430
Hang Lung Properties Ltd.	103,000	242,469
Hang Seng Bank Ltd.	34,600	822,366
Henderson Land Development Co. Ltd.	79,500	411,186
Hong Kong & China Gas Co. Ltd.	469,200	1,036,041
Hong Kong Exchanges and Clearing Ltd.	56,890	1,911,866
Hysan Development Co. Ltd.	26,000	123,865
Lenovo Group Ltd.	272,000	218,866
Link (REIT)	101,500	1,180,565
MTR Corp. Ltd.	75,954	498,447
New World Development Co. Ltd.	280,000	394,237
Power Assets Holdings Ltd.	60,000	428,836
Sino Land Ltd.	144,576	234,123
Sun Art Retail Group Ltd.	108,000	109,228
Sun Hung Kai Properties Ltd.	73,000	1,176,421
Swire Pacific Ltd. (A Shares)	23,000	262,156
Swire Properties Ltd.	47,600	171,879
Techtronic Industries Co. Ltd.	72,000	535,439
Vitasoy International Holdings Ltd.	48,000	225,966
Wharf Holdings Ltd.	57,000	138,594
Wheelock and Co. Ltd.	38,000	239,127

TOTAL HONG KONG		25,846,165

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	21,229	216,166
OTP Bank PLC	10,840	452,555
Richter Gedeon PLC	6,215	109,377

TOTAL HUNGARY		778,098

India - 1.9%
Adani Ports & Special Economic Zone Ltd. (a)	34,272	187,112
Asian Paints Ltd.	14,386	316,489
Aurobindo Pharma Ltd.	14,334	118,628
Axis Bank Ltd.	84,606	824,631
Bajaj Finance Ltd.	8,335	391,488
Bajaj Finserv Ltd.	1,902	195,347
Bharat Petroleum Corp. Ltd.	34,074	170,091
Bharti Airtel Ltd.	80,628	393,822
Dr. Reddy's Laboratories Ltd.	4,256	158,206
Eicher Motors Ltd.	593	140,005
Grasim Industries Ltd.	14,058	160,208
HDFC Bank Ltd.	95,433	3,108,916
Hindustan Unilever Ltd.	34,147	854,452
Housing Development Finance Corp. Ltd.	81,563	2,504,313
ICICI Bank Ltd.	150,893	927,274
Indian Oil Corp. Ltd.	105,677	212,882
IndusInd Bank Ltd.	14,726	300,743
Infosys Ltd.	180,766	2,060,381
ITC Ltd.	138,992	543,462
JSW Steel Ltd.	53,495	183,571
Kotak Mahindra Bank Ltd.	39,024	857,997
Larsen & Toubro Ltd.	16,440	329,781
Mahindra & Mahindra Ltd.	26,510	210,600
Maruti Suzuki India Ltd.	5,877	464,975
Reliance Industries Ltd.	147,666	2,486,054
State Bank of India (a)	87,420	419,585
Sun Pharmaceutical Industries Ltd.	49,528	305,914
Tata Consultancy Services Ltd.	42,775	1,367,355
Tech Mahindra Ltd.	22,912	210,827
Titan Co. Ltd.	13,770	210,451
UPL Ltd. (a)	23,901	205,822
Vedanta Ltd.	72,156	160,245
Wipro Ltd.	64,374	247,037
Yes Bank Ltd.	77,078	101,439

TOTAL INDIA		21,330,103

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	312,400	40,818
PT Adaro Energy Tbk	684,000	61,511
PT Astra International Tbk	988,700	490,029
PT Bank Central Asia Tbk	524,800	1,152,135
PT Bank Danamon Indonesia Tbk Series A	58,800	21,264
PT Bank Jabar Banten Tbk	232,900	26,324
PT Bank Mandiri (Persero) Tbk	903,600	508,360
PT Bank Negara Indonesia (Persero) Tbk	381,200	228,527
PT Bank Rakyat Indonesia Tbk	2,535,400	803,412
PT Bank Tabungan Negara Tbk	260,800	45,319
PT Bumi Serpong Damai Tbk (a)	355,800	35,714
PT Charoen Pokphand Indonesia Tbk	320,500	122,641
PT Gudang Garam Tbk	23,700	127,314
PT Indah Kiat Pulp & Paper Tbk	92,900	49,026
PT Indocement Tunggal Prakarsa Tbk	92,400	146,792
PT Indofood CBP Sukses Makmur Tbk	136,200	103,589
PT Indofood Sukses Makmur Tbk	246,200	123,612
PT Japfa Comfeed Indonesia Tbk	177,600	20,187
PT Kalbe Farma Tbk	1,058,600	110,614
PT Matahari Department Store Tbk	77,000	20,316
PT Pabrik Kertas Tjiwi Kimia Tbk	47,500	40,363
PT Perusahaan Gas Negara Tbk Series B	352,400	51,198
PT Semen Gresik (Persero) Tbk	122,300	111,175
PT Surya Citra Media Tbk	89,600	9,853
PT Tambang Batubara Bukit Asam Tbk	124,200	24,138
PT Telekomunikasi Indonesia Tbk Series B	2,364,600	721,633
PT United Tractors Tbk	79,100	140,107

TOTAL INDONESIA		5,335,971

Ireland - 0.5%
AIB Group PLC	36,991	126,942
Bank Ireland Group PLC	44,823	198,476
CRH PLC	37,967	1,263,557
DCC PLC (United Kingdom)	4,923	416,805
Glanbia PLC	7,687	100,412
Grafton Group PLC unit	10,191	90,099
Greencore Group PLC	31,792	82,660
ICON PLC (a)	2,706	422,596
James Hardie Industries PLC CDI	20,209	273,325
Kerry Group PLC Class A	6,891	804,027
Kingspan Group PLC (Ireland)	6,767	331,854
Paddy Power Betfair PLC (Ireland)	3,870	306,655
Ryanair Holdings PLC sponsored ADR (a)	5,848	363,336
Smurfit Kappa Group PLC	11,301	356,791
United Drug PLC (United Kingdom)	12,292	119,586

TOTAL IRELAND		5,257,121

Isle of Man - 0.1%
Gaming VC Holdings SA	25,390	182,667
Genting Singapore Ltd.	251,900	167,630
NEPI Rockcastle PLC	20,935	188,310

TOTAL ISLE OF MAN		538,607

Israel - 0.4%
Airport City Ltd. (a)	3,126	57,625
Alony Hetz Properties & Investments Ltd.	4,170	56,990
Azrieli Group	1,740	122,493
Bank Hapoalim BM (Reg.) (a)	51,945	394,826
Bank Leumi le-Israel BM	66,806	488,377
Bezeq The Israel Telecommunication Corp. Ltd.	102,101	69,784
Check Point Software Technologies Ltd. (a)	6,114	684,462
CyberArk Software Ltd. (a)	1,710	237,485
Elbit Systems Ltd. (Israel)	1,091	175,482
First International Bank of Israel	2,870	74,279
Israel Chemicals Ltd.	32,300	175,139
Israel Corp. Ltd. (Class A) (a)	177	43,450
Israel Discount Bank Ltd. (Class A)	52,755	229,262
Mellanox Technologies Ltd. (a)	2,203	248,102
Mizrahi Tefahot Bank Ltd. (a)	7,739	186,232
NICE Systems Ltd. (a)	2,975	456,571
Paz Oil Co. Ltd.	500	71,139
Plus500 Ltd.	3,584	26,125
Shufersal Ltd.	8,053	59,490
Strauss Group Ltd.	1,379	41,785
Taro Pharmaceutical Industries Ltd.	710	57,347
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(d)	45,138	357,944
Tower Semiconductor Ltd. (a)	4,424	87,814
Wix.com Ltd. (a)	1,888	280,406

TOTAL ISRAEL		4,682,609

Italy - 1.2%
A2A SpA	66,795	116,828
Assicurazioni Generali SpA	56,081	1,045,455
Atlantia SpA	22,578	581,357
Banco BPM SpA (a)	66,672	124,584
Brembo SpA	7,269	74,594
Cerved Information Solutions SpA	10,161	80,369
Davide Campari-Milano SpA	25,838	240,834
DiaSorin S.p.A.	1,154	134,135
Enel SpA	361,774	2,474,761
Eni SpA	120,814	1,887,272
FinecoBank SpA	20,345	202,517
Hera SpA	32,594	121,595
Infrastrutture Wireless Italiane SpA (b)	11,452	116,378
Interpump Group SpA	3,670	103,517
Intesa Sanpaolo SpA	754,819	1,637,133
Italgas SpA	21,323	134,971
Leonardo SpA	17,439	213,127
Mediobanca SpA	28,776	288,415
Moncler SpA	7,817	321,648
Pirelli & C. SpA (b)	17,156	101,492
Poste Italiane SpA (b)	22,366	239,174
Prada SpA	18,300	56,177
Prysmian SpA	12,018	248,384
Recordati SpA	5,550	249,010
Saipem SpA (a)	25,219	125,405
Snam Rete Gas SpA	106,950	525,549
Telecom Italia SpA (a)	434,279	244,163
Terna SpA	67,163	409,219
UniCredit SpA	101,446	1,196,676
Unione di Banche Italiane SCpA	48,479	124,774
Unipol Gruppo SpA	23,313	119,669
Unipolsai SpA	31,747	82,764

TOTAL ITALY		13,621,946

Japan - 16.7%
ABC-MART, Inc.	1,200	76,110
ACOM Co. Ltd.	26,300	93,316
Activia Properties, Inc.	31	142,334
Adeka Corp.	5,400	79,419
Advance Residence Investment Corp.	61	189,241
Advantest Corp.	8,000	308,071
Aeon (REIT) Investment Corp.	66	85,723
AEON Co. Ltd.	42,900	742,351
AEON Financial Service Co. Ltd.	5,800	94,045
AEON MALL Co. Ltd.	5,000	77,075
Agc, Inc.	10,500	321,615
Aica Kogyo Co. Ltd.	3,300	95,854
Ain Holdings, Inc.	1,300	71,459
Air Water, Inc.	10,100	165,904
Aisin Seiki Co. Ltd.	8,200	267,203
Ajinomoto Co., Inc.	26,700	478,423
Alfresa Holdings Corp.	11,100	269,465
All Nippon Airways Ltd.	4,900	164,466
Alps Electric Co. Ltd.	10,400	189,325
Amada Holdings Co. Ltd.	20,500	225,390
Anritsu Corp.	6,100	113,376
Aozora Bank Ltd.	6,700	153,547
Asahi Group Holdings	21,500	931,271
ASAHI INTECC Co. Ltd.	12,400	327,126
Asahi Kasei Corp.	67,800	689,722
Asics Corp.	8,200	88,490
Astellas Pharma, Inc.	96,500	1,367,589
Azbil Corp.	8,100	194,701
Bandai Namco Holdings, Inc.	10,900	591,139
Bank of Kyoto Ltd.	3,200	124,570
Benesse Holdings, Inc.	4,600	108,203
Bic Camera, Inc.	8,600	85,217
Bridgestone Corp.	28,200	1,058,643
Brother Industries Ltd.	11,500	205,603
Calbee, Inc.	4,600	130,655
Canon, Inc.	51,900	1,407,593
Capcom Co. Ltd.	3,300	69,525
Casio Computer Co. Ltd.	10,300	117,506
Central Japan Railway Co.	9,800	1,969,925
Chiba Bank Ltd.	36,300	179,535
Chubu Electric Power Co., Inc.	35,400	499,719
Chugai Pharmaceutical Co. Ltd.	10,500	751,244
Chugoku Electric Power Co., Inc.	16,200	202,370
Citizen Watch Co. Ltd.	15,000	74,647
Coca-Cola West Co. Ltd.	7,000	173,279
Comforia Residential REIT, Inc.	27	80,784
COMSYS Holdings Corp.	5,500	138,768
Concordia Financial Group Ltd.	56,200	197,899
Cosmos Pharmaceutical Corp.	400	74,161
Credit Saison Co. Ltd.	7,200	87,532
CyberAgent, Inc.	5,100	204,636
Dai Nippon Printing Co. Ltd.	13,700	287,351
Dai-ichi Mutual Life Insurance Co.	58,100	854,131
Daicel Chemical Industries Ltd.	14,600	124,272
Daido Steel Co. Ltd.	1,500	57,358
Daifuku Co. Ltd.	5,700	314,891
Daiichi Sankyo Kabushiki Kaisha	29,200	1,774,399
Daiichikosho Co. Ltd.	1,900	78,854
Daikin Industries Ltd.	14,000	1,737,635
Dainippon Sumitomo Pharma Co. Ltd.	7,500	137,735
Daio Paper Corp.	4,700	56,422
Daito Trust Construction Co. Ltd.	3,700	478,697
Daiwa House Industry Co. Ltd.	32,100	912,659
Daiwa House REIT Investment Corp.	81	198,424
Daiwa Office Investment Corp.	14	103,594
Daiwa Securities Group, Inc.	73,700	317,760
DeNA Co. Ltd.	4,500	85,826
Denki Kagaku Kogyo KK	4,200	120,869
DENSO Corp.	24,800	1,052,648
Dentsu, Inc.	12,100	399,978
Dic Corp.	3,900	105,221
Disco Corp.	1,500	278,932
Dmg Mori Co. Ltd.	6,100	89,322
Dowa Holdings Co. Ltd.	2,600	82,112
East Japan Railway Co.	18,100	1,659,318
Ebara Corp.	4,400	118,246
Eisai Co. Ltd.	14,200	767,478
Electric Power Development Co. Ltd.	8,200	184,442
Ezaki Glico Co. Ltd.	2,400	104,568
FamilyMart Co. Ltd.	15,300	326,652
Fancl Corp.	3,300	83,478
Fanuc Corp.	9,300	1,652,856
Fast Retailing Co. Ltd.	3,000	1,799,474
Frontier Real Estate Investment Corp.	23	99,154
Fuji Electric Co. Ltd.	6,900	210,794
Fuji Oil Holdings, Inc.	2,100	64,859
Fuji Seal International, Inc.	2,400	70,815
Fujifilm Holdings Corp.	20,700	981,148
Fujitsu Ltd.	9,900	772,580
Fukuoka Financial Group, Inc.	7,200	131,850
Fukuyama Transporting Co. Ltd.	1,900	72,130
Furukawa Electric Co. Ltd.	3,500	93,872
GLP J-REIT	167	186,357
GMO Payment Gateway, Inc.	1,600	117,217
GOLDWIN, Inc.	800	110,893
GS Yuasa Corp.	5,900	110,348
Gunma Bank Ltd.	16,100	55,645
Hakuhodo DY Holdings, Inc.	13,500	213,191
Hamamatsu Photonics K.K.	6,400	239,140
Hankyu Hanshin Holdings, Inc.	12,800	451,218
Haseko Corp.	12,900	139,742
Hikari Tsushin, Inc.	1,200	265,944
Hino Motors Ltd.	13,200	105,894
Hirose Electric Co. Ltd.	1,400	147,605
Hiroshima Bank Ltd.	11,800	56,511
Hisamitsu Pharmaceutical Co., Inc.	4,000	161,963
Hitachi Chemical Co. Ltd.	5,000	137,788
Hitachi Construction Machinery Co. Ltd.	5,000	117,258
Hitachi High-Technologies Corp.	3,000	153,047
Hitachi Ltd.	46,200	1,638,013
Hitachi Metals Ltd.	8,300	88,043
Hokuriku Electric Power Co., Inc. (a)	7,900	56,786
Honda Motor Co. Ltd.	86,100	2,142,214
Horiba Ltd.	2,000	108,466
Hoshizaki Corp.	2,700	191,598
House Foods Group, Inc.	4,300	158,893
Hoya Corp.	18,300	1,413,839
Hulic (REIT), Inc.	40	71,404
Hulic Co. Ltd.	22,400	193,135
Ibiden Co. Ltd.	5,800	104,228
Idemitsu Kosan Co. Ltd.	10,057	277,145
IHI Corp.	8,200	195,394
Iida Group Holdings Co. Ltd.	8,700	143,467
Industrial & Infrastructure Fund Investment Corp.	99	129,585
INPEX Corp.	53,300	467,460
Invincible Investment Corp.	262	150,519
Isetan Mitsukoshi Holdings Ltd.	18,400	146,278
Isuzu Motors Ltd.	28,000	309,832
IT Holdings Corp.	3,800	198,750
ITO EN Ltd.	2,900	127,287
Itochu Corp.	70,100	1,334,755
ITOCHU Techno-Solutions Corp.	4,300	111,107
Iyo Bank Ltd.	12,100	58,948
Izumi Co. Ltd.	2,300	86,681
J. Front Retailing Co. Ltd.	11,600	136,181
Japan Airlines Co. Ltd.	5,800	182,706
Japan Airport Terminal Co. Ltd.	3,200	133,248
Japan Excellent, Inc.	75	111,683
Japan Exchange Group, Inc.	26,300	387,526
Japan Hotel REIT Investment Corp.	228	190,297
Japan Logistics Fund, Inc.	42	100,879
Japan Post Holdings Co. Ltd.	68,500	671,473
Japan Prime Realty Investment Corp.	43	190,316
Japan Real Estate Investment Corp.	67	419,404
Japan Retail Fund Investment Corp.	119	239,335
Japan Tobacco, Inc.	53,000	1,167,788
JFE Holdings, Inc.	29,000	383,409
JGC Corp.	12,100	157,535
JSR Corp.	8,700	144,667
JTEKT Corp.	11,700	138,722
JX Holdings, Inc.	165,900	780,697
K's Holdings Corp.	9,600	87,890
Kagome Co. Ltd.	4,500	104,858
Kajima Corp.	25,700	330,525
Kakaku.com, Inc.	5,600	117,158
Kaken Pharmaceutical Co. Ltd.	2,200	107,381
Kamigumi Co. Ltd.	5,800	133,817
Kaneka Corp.	3,200	119,570
Kansai Electric Power Co., Inc.	39,300	485,339
Kansai Paint Co. Ltd.	11,900	235,834
Kao Corp.	23,500	1,715,048
Kawasaki Heavy Industries Ltd.	8,000	174,063
KDDI Corp.	83,400	2,176,031
Keihan Electric Railway Co., Ltd.	5,500	223,964
Keihin Electric Express Railway Co. Ltd.	12,500	210,957
Keio Corp.	6,000	371,267
Keisei Electric Railway Co.	8,000	294,060
Kenedix Office Investment Corp.	19	136,575
Kewpie Corp.	5,300	120,528
Keyence Corp.	4,500	2,611,315
Kikkoman Corp.	8,800	400,074
Kinden Corp.	6,100	92,854
Kintetsu Group Holdings Co. Ltd.	9,400	447,578
Kirin Holdings Co. Ltd.	44,200	958,621
Kobayashi Pharmaceutical Co. Ltd.	2,500	179,244
Kobe Steel Ltd.	15,700	100,736
Koito Manufacturing Co. Ltd.	6,400	322,971
Kokuyo Co. Ltd.	4,900	66,345
Komatsu Ltd.	46,900	1,048,703
Konami Holdings Corp.	5,100	216,392
Konica Minolta, Inc.	22,100	183,146
Kose Corp.	1,500	256,595
Kubota Corp.	56,200	866,914
Kuraray Co. Ltd.	15,900	188,046
Kurita Water Industries Ltd.	6,400	162,839
Kyocera Corp.	17,300	1,054,389
Kyowa Exeo Corp.	4,500	108,663
Kyowa Hakko Kirin Co., Ltd.	12,200	201,069
Kyudenko Corp.	2,600	80,899
Kyushu Electric Power Co., Inc.	20,600	205,072
Kyushu Financial Group, Inc.	17,800	67,738
Kyushu Railway Co.	7,200	205,828
Lawson, Inc.	2,000	100,193
LINE Corp. (a)	2,400	76,307
Lion Corp.	13,400	264,453
LIXIL Group Corp.	12,600	218,899
M3, Inc.	18,500	376,836
Mabuchi Motor Co. Ltd.	3,000	104,238
Maeda Corp.	5,700	42,964
Makita Corp.	14,000	462,634
Marubeni Corp.	86,500	560,742
Maruha Nichiro Corp.	2,100	61,349
Marui Group Co. Ltd.	9,600	207,407
Maruichi Steel Tube Ltd.	3,900	103,030
Matsumotokiyoshi Holdings Co. Ltd.	3,900	131,207
Mazda Motor Corp.	27,300	264,120
McDonald's Holdings Co. (Japan) Ltd.	2,700	121,486
Mebuki Financial Group, Inc.	53,300	131,792
Medipal Holdings Corp.	9,800	209,350
Meiji Holdings Co. Ltd.	7,100	493,059
Minebea Mitsumi, Inc.	19,200	327,696
Misumi Group, Inc.	12,800	291,086
Mitsubishi Chemical Holdings Corp.	74,300	527,493
Mitsubishi Corp.	75,800	2,035,404
Mitsubishi Electric Corp.	103,300	1,349,174
Mitsubishi Estate Co. Ltd.	66,600	1,225,903
Mitsubishi Gas Chemical Co., Inc.	8,800	117,937
Mitsubishi Heavy Industries Ltd.	16,400	676,519
Mitsubishi Logistics Corp.	4,100	109,040
Mitsubishi Materials Corp.	6,100	167,784
Mitsubishi Motors Corp. of Japan	30,900	135,975
Mitsubishi Tanabe Pharma Corp.	13,500	153,502
Mitsubishi UFJ Financial Group, Inc.	621,700	3,070,579
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,400	130,310
Mitsui & Co. Ltd.	83,400	1,355,823
Mitsui Chemicals, Inc.	9,100	208,093
Mitsui Fudosan Co. Ltd.	47,500	1,072,274
Mitsui OSK Lines Ltd.	4,800	117,725
Miura Co. Ltd.	5,000	139,259
Mizuho Financial Group, Inc.	1,198,900	1,701,625
MonotaRO Co. Ltd.	7,000	154,169
Mori Hills REIT Investment Corp.	84	123,772
Morinaga & Co. Ltd.	2,400	113,172
MS&AD Insurance Group Holdings, Inc.	23,800	780,130
Murata Manufacturing Co. Ltd.	30,800	1,410,368
Nabtesco Corp.	5,800	157,862
Nagase & Co. Ltd.	4,600	67,442
Nagoya Railroad Co. Ltd.	8,800	243,074
Nankai Electric Railway Co. Ltd.	4,700	113,061
NEC Corp.	12,800	523,255
Net One Systems Co. Ltd.	4,600	122,706
New Hampshire Foods Ltd.	4,800	178,022
Nexon Co. Ltd. (a)	20,400	324,780
NGK Insulators Ltd.	16,500	245,401
NGK Spark Plug Co. Ltd.	9,300	178,323
NHK Spring Co. Ltd.	10,100	79,378
Nichirei Corp.	5,700	131,874
Nidec Corp.	13,200	1,785,440
Nifco, Inc.	5,500	136,400
Nihon Kohden Corp.	3,700	101,963
Nihon M&A Center, Inc.	6,400	173,663
Nihon Unisys Ltd.	3,500	115,980
Nikkon Holdings Co. Ltd.	2,300	54,059
Nikon Corp.	18,400	248,431
Nintendo Co. Ltd.	5,800	2,133,779
Nippon Accommodations Fund, Inc.	23	135,518
Nippon Building Fund, Inc.	68	477,544
Nippon Electric Glass Co. Ltd.	3,800	84,981
Nippon Express Co. Ltd.	3,800	214,170
Nippon Gas Co. Ltd.	1,300	36,685
Nippon Kayaku Co. Ltd.	10,200	119,932
Nippon Paint Holdings Co. Ltd.	9,000	393,373
Nippon Paper Industries Co. Ltd.	3,800	66,998
Nippon Prologis REIT, Inc.	99	238,150
Nippon REIT Investment Corp.	17	68,288
Nippon Shinyaku Co. Ltd.	2,900	210,323
Nippon Shokubai Co. Ltd.	1,500	98,033
Nippon Steel & Sumitomo Metal Corp.	44,400	695,621
Nippon Suisan Kaisha Co. Ltd.	13,400	84,445
Nippon Telegraph & Telephone Corp.	30,400	1,371,985
Nippon Yusen KK	8,200	136,616
Nipro Corp.	9,700	108,154
Nishi-Nippon Railroad Co. Ltd.	2,900	61,497
Nissan Chemical Corp.	7,000	306,119
Nissan Motor Co. Ltd.	115,800	752,692
Nisshin Seifun Group, Inc.	13,400	253,238
Nissin Food Holdings Co. Ltd.	3,600	224,690
Nitori Holdings Co. Ltd.	4,300	582,213
Nitto Denko Corp.	8,100	398,924
NKSJ Holdings, Inc.	18,100	749,575
NOF Corp.	3,800	136,575
NOK Corp.	4,900	72,471
Nomura Holdings, Inc.	167,000	536,774
Nomura Real Estate Holdings, Inc.	5,900	120,234
Nomura Real Estate Master Fund, Inc.	210	333,753
Nomura Research Institute Ltd.	19,500	347,555
NSK Ltd.	20,600	174,180
NTN Corp.	22,300	61,883
NTT Data Corp.	31,100	408,352
NTT DOCOMO, Inc.	57,400	1,376,302
Obayashi Corp.	33,200	314,438
OBIC Co. Ltd.	3,200	343,267
Odakyu Electric Railway Co. Ltd.	16,700	372,846
Oji Holdings Corp.	47,300	244,600
Olympus Corp.	62,600	682,520
OMRON Corp.	10,400	494,795
Ono Pharmaceutical Co. Ltd.	25,800	470,277
Oracle Corp. Japan	1,600	133,542
Oriental Land Co. Ltd.	10,800	1,433,514
ORIX Corp.	62,700	899,955
ORIX JREIT, Inc.	132	256,380
Osaka Gas Co. Ltd.	19,500	358,227
OSG Corp.	3,700	74,041
Otsuka Corp.	4,800	190,826
Otsuka Holdings Co. Ltd.	28,400	1,044,409
Pan Pacific International Hold	6,800	435,040
Panasonic Corp.	113,600	957,894
Park24 Co. Ltd.	6,400	139,954
Penta-Ocean Construction Co. Ltd.	9,600	46,769
PeptiDream, Inc. (a)	4,400	247,118
Persol Holdings Co., Ltd.	9,000	219,809
Pigeon Corp.	5,400	199,540
Pilot Corp.	1,800	68,168
Pola Orbis Holdings, Inc.	3,900	98,333
Premier Investment Corp.	48	64,727
Rakuten, Inc.	39,700	404,909
Recruit Holdings Co. Ltd.	75,300	2,549,845
Relo Group, Inc.	5,200	138,663
Renesas Electronics Corp. (a)	32,000	190,900
Rengo Co. Ltd.	10,600	80,969
Resona Holdings, Inc.	110,800	451,693
Ricoh Co. Ltd.	33,200	304,091
Rinnai Corp.	1,700	115,167
ROHM Co. Ltd.	4,300	303,162
Rohto Pharmaceutical Co. Ltd.	5,700	165,567
Ryohin Keikaku Co. Ltd.	1,400	250,041
SanBio Co. Ltd. (a)	1,000	31,253
Sankyo Co. Ltd. (Gunma)	1,900	65,668
Sankyu, Inc.	2,600	139,811
Santen Pharmaceutical Co. Ltd.	19,900	322,124
Sanwa Holdings Corp.	11,900	133,778
Sapporo Breweries Ltd.	3,300	74,433
Sawai Pharmaceutical Co. Ltd.	2,000	111,040
SBI Holdings, Inc. Japan	10,500	240,711
Screen Holdings Co. Ltd.	2,100	113,790
SCSK Corp.	2,200	105,157
Secom Co. Ltd.	10,300	807,222
Sega Sammy Holdings, Inc.	9,000	116,150
Seibu Holdings, Inc.	15,100	238,596
Seiko Epson Corp.	13,800	203,076
Seino Holdings Co. Ltd.	7,700	96,613
Sekisui Chemical Co. Ltd.	20,500	305,455
Sekisui House (REIT), Inc.	208	161,368
Sekisui House Ltd.	32,100	539,710
Seven & i Holdings Co. Ltd.	38,500	1,313,926
Seven Bank Ltd.	32,100	87,044
SG Holdings Co. Ltd.	11,000	291,911
Sharp Corp.	8,700	110,279
Shikoku Electric Power Co., Inc.	9,100	85,906
Shimadzu Corp.	12,300	298,257
Shimamura Co. Ltd.	1,000	70,962
SHIMANO, Inc.	4,200	595,698
SHIMIZU Corp.	33,400	268,781
Shin-Etsu Chemical Co. Ltd.	19,400	1,975,228
Shinsei Bank Ltd.	9,700	146,518
Shionogi & Co. Ltd.	14,700	813,866
Ship Healthcare Holdings, Inc.	1,700	76,882
Shiseido Co. Ltd.	19,300	1,420,182
Shizuoka Bank Ltd.	29,700	205,352
SHO-BOND Holdings Co. Ltd.	2,000	68,848
Showa Denko K.K.	6,600	177,060
Skylark Co. Ltd.	9,600	168,192
SMC Corp.	3,200	1,172,461
SoftBank Corp.	82,800	4,227,615
Sohgo Security Services Co., Ltd.	4,400	214,358
Sojitz Corp.	57,700	180,272
Sony Corp.	60,600	3,446,559
Sony Financial Holdings, Inc.	8,100	196,238
Sotetsu Holdings, Inc.	3,900	103,352
Square Enix Holdings Co. Ltd.	3,900	134,254
Stanley Electric Co. Ltd.	7,000	174,244
Subaru Corp.	30,900	720,163
Sumco Corp.	10,000	131,059
Sumitomo Chemical Co. Ltd.	77,100	351,593
Sumitomo Corp.	60,100	891,804
Sumitomo Electric Industries Ltd.	38,400	475,121
Sumitomo Forestry Co. Ltd.	8,900	112,078
Sumitomo Heavy Industries Ltd.	5,200	167,641
Sumitomo Metal Mining Co. Ltd.	12,300	349,369
Sumitomo Mitsui Financial Group, Inc.	65,800	2,301,013
Sumitomo Mitsui Trust Holdings, Inc.	18,700	639,135
Sumitomo Osaka Cement Co. Ltd.	2,500	95,477
Sumitomo Realty & Development Co. Ltd.	23,000	836,900
Sumitomo Rubber Industries Ltd.	10,500	115,144
Sundrug Co. Ltd.	3,100	86,198
Suntory Beverage & Food Ltd.	6,400	255,023
Suzuken Co. Ltd.	4,500	249,426
Suzuki Motor Corp.	21,200	829,100
Sysmex Corp.	7,600	554,963
T&D Holdings, Inc.	28,800	323,420
Taiheiyo Cement Corp.	7,100	199,406
Taisei Corp.	11,300	389,858
Taisho Pharmaceutical Holdings Co. Ltd.	3,100	237,366
Taiyo Nippon Sanso Corp.	10,400	214,233
Taiyo Yuden Co. Ltd.	5,900	116,702
Takara Holdings, Inc.	8,900	91,858
Takashimaya Co. Ltd.	9,000	103,238
Takeda Pharmaceutical Co. Ltd.	72,484	2,494,603
TDK Corp.	6,500	499,053
TechnoPro Holdings, Inc.	1,400	80,044
Teijin Ltd.	8,500	147,056
Terumo Corp.	32,400	943,014
The Chugoku Bank Ltd.	7,900	69,059
The Hachijuni Bank Ltd.	25,800	97,470
THK Co. Ltd.	6,000	152,992
Tobu Railway Co. Ltd.	9,500	270,099
Toda Corp.	9,400	51,843
Toho Co. Ltd.	6,300	244,611
Toho Gas Co. Ltd.	4,600	175,687
Tohoku Electric Power Co., Inc.	23,200	232,661
Tokai Carbon Co. Ltd.	9,400	92,111
Tokio Marine Holdings, Inc.	34,100	1,810,063
Tokuyama Corp.	2,900	66,753
Tokyo Century Corp.	2,400	99,825
Tokyo Electric Power Co., Inc. (a)	34,800	167,401
Tokyo Electron Ltd.	8,000	1,354,980
Tokyo Gas Co. Ltd.	19,900	496,738
Tokyo Tatemono Co. Ltd.	10,500	122,515
Tokyu Corp.	27,700	485,051
Tokyu Fudosan Holdings Corp.	24,200	139,999
Toppan Printing Co. Ltd.	17,000	276,316
Toray Industries, Inc.	79,600	547,606
Toshiba Corp.	28,000	896,957
Tosoh Corp.	14,400	201,829
Toto Ltd.	7,200	288,297
Toyo Seikan Group Holdings Ltd.	8,200	143,143
Toyo Suisan Kaisha Ltd.	5,300	214,114
Toyo Tire Corp.	5,300	69,715
Toyoda Gosei Co. Ltd.	2,500	46,190
Toyota Industries Corp.	9,700	505,552
Toyota Motor Corp.	126,200	8,154,190
Toyota Tsusho Corp.	10,700	309,722
Trend Micro, Inc.	5,500	239,811
TS tech Co. Ltd.	2,500	69,285
Tsumura & Co.	3,900	107,905
Tsuruha Holdings, Inc.	1,600	163,692
Ube Industries Ltd.	4,100	85,364
Unicharm Corp.	19,800	563,842
United Urban Investment Corp.	138	233,531
USS Co. Ltd.	12,200	243,013
Wacoal Holdings Corp.	2,800	68,205
Welcia Holdings Co. Ltd.	2,200	102,730
West Japan Railway Co.	9,200	753,086
Yahoo! Japan Corp.	51,600	151,133
Yakult Honsha Co. Ltd.	8,000	453,718
Yamada Denki Co. Ltd.	35,100	155,190
Yamaguchi Financial Group, Inc.	16,400	114,720
Yamaha Corp.	7,600	358,282
Yamaha Motor Co. Ltd.	14,200	248,996
Yamato Holdings Co. Ltd.	21,400	420,134
Yamazaki Baking Co. Ltd.	9,900	151,244
Yaskawa Electric Corp.	13,400	443,431
Yokogawa Electric Corp.	10,800	193,286
Yokohama Rubber Co. Ltd.	6,400	117,752
Zenkoku Hosho Co. Ltd.	2,000	78,408
Zensho Holdings Co. Ltd.	3,200	69,036
Zeon Corp.	9,800	114,764
Zozo, Inc.	8,900	168,772

TOTAL JAPAN		185,966,605

Korea (South) - 2.9%
AMOREPACIFIC Corp.	1,394	163,116
AMOREPACIFIC Group, Inc.	1,130	54,296
Ananti, Inc. (a)	1,329	12,811
BGF Retail Co. Ltd.	557	95,303
BS Financial Group, Inc.	11,808	69,364
Bukwang Pharmaceutical Co. Ltd.	2,705	34,867
Celltrion Healthcare Co. Ltd.	2,083	80,240
Celltrion Pharm, Inc. (a)	617	18,486
Celltrion, Inc. (a)	4,998	710,384
CHA Biotech Co. Ltd. (a)	1,750	20,319
Cheil Industries, Inc.	4,268	327,616
Cheil Worldwide, Inc.	4,911	110,941
CJ CheilJedang Corp.	582	139,249
CJ Corp.	601	46,950
CJ O Shopping Co. Ltd.	417	57,859
Com2uS Corp.	469	34,633
Cosmax, Inc.	479	40,968
Daelim Industrial Co.	1,513	133,861
Daewoo Engineering & Construction Co. Ltd. (a)	9,498	32,603
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1,611	39,484
Daewoong Pharmaceutical Co. Ltd.	283	37,455
Db Insurance Co. Ltd.	1,972	92,940
DGB Financial Group Co. Ltd.	4,145	26,211
Dong Suh Companies, Inc.	2,848	42,656
Doosan Bobcat, Inc.	1,522	45,791
Doosan Co. Ltd.	698	61,365
Doosan Infracore Co. Ltd. (a)	3,974	20,594
E-Mart Co. Ltd.	822	83,912
Fila Korea Ltd.	2,483	139,918
Genexine Co. Ltd. (a)	474	22,672
Green Cross Holdings Corp.	2,138	35,095
GS Engineering & Construction Corp.	2,859	81,091
GS Holdings Corp.	2,038	85,985
GS Retail Co. Ltd.	1,232	38,592
Hana Financial Group, Inc.	14,953	435,860
HanAll BioPharma Co. Ltd. (a)	1,726	38,086
Hanjin Kal Corp.	2,561	55,479
Hankook Tire Co. Ltd.	3,227	83,762
Hanmi Pharm Co. Ltd.	356	86,334
Hanmi Science Co. Ltd.	1,321	51,951
Hanon Systems	5,820	57,001
Hanssem Co. Ltd.	593	30,152
Hanwha Aerospace Co. Ltd. (a)	2,401	64,782
Hanwha Chemical Corp.	4,157	64,781
Hanwha Corp.	3,545	70,669
Hanwha Life Insurance Co. Ltd.	29,685	65,337
HDC Hyundai Development Co.	1,493	46,580
HLB, Inc. (a)	1,441	32,585
Hotel Shilla Co.	1,468	96,342
HUGEL, Inc. (a)	119	37,330
Hyundai Department Store Co. Ltd.	458	28,450
Hyundai Elevator Co. Ltd.	841	56,234
Hyundai Engineering & Construction Co. Ltd.	3,023	108,596
Hyundai Fire & Marine Insurance Co. Ltd.	2,105	49,431
Hyundai Glovis Co. Ltd.	898	115,880
Hyundai Heavy Industries Co. Ltd. (a)	2,029	183,446
Hyundai Merchant Marine Co. Ltd. (a)	13,949	38,644
Hyundai Mipo Dockyard Co. Ltd.	872	31,213
Hyundai Mobis	3,358	676,678
Hyundai Motor Co.	7,116	753,841
Hyundai Robotics Co. Ltd.	463	126,411
Hyundai Rotem Co. Ltd. (a)	2,011	27,857
Hyundai Steel Co.	4,179	135,630
Industrial Bank of Korea	13,044	143,883
ING Life Insurance Korea Ltd. (b)	1,230	29,261
JB Financial Group Co. Ltd.	4,677	21,638
Kakao Corp.	2,811	298,204
Kangwon Land, Inc.	4,746	122,618
KB Financial Group, Inc.	19,537	710,955
KCC Corp.	282	57,576
Kia Motors Corp.	13,199	484,167
Kiwoom Securities Co. Ltd.	283	17,241
Koh Young Technology, Inc.	420	29,208
Kolmar Korea Co. Ltd.	850	39,259
Kolon Industries, Inc.	1,000	33,348
Komipharm International Co. Ltd. (a)	2,142	34,486
Korea Aerospace Industries Ltd.	2,833	87,567
Korea Electric Power Corp. (a)	11,800	276,648
Korea Express Co. Ltd. (a)	391	44,954
Korea Gas Corp.	1,195	42,839
Korea Investment Holdings Co. Ltd.	2,337	145,194
Korea Zinc Co. Ltd.	677	251,187
Korean Air Lines Co. Ltd.	1,779	38,046
Korean Reinsurance Co.	5,715	38,366
KT Corp. sponsored ADR	12,400	146,320
KT&G Corp.	6,313	510,509
Kumho Petro Chemical Co. Ltd.	651	44,458
LG Chemical Ltd.	2,389	672,872
LG Corp.	6,094	362,017
LG Display Co. Ltd. (a)	10,324	124,919
LG Electronics, Inc.	5,043	275,005
LG Household & Health Care Ltd.	478	504,019
LG Innotek Co. Ltd.	641	60,277
LG Telecom Ltd.	11,844	129,165
Lotte Chemical Corp.	732	142,462
Lotte Confectionery Co. Ltd.	1,815	51,705
Lotte Shopping Co. Ltd.	484	55,122
LS Cable Ltd.	1,314	48,587
LS Industrial Systems Ltd.	853	32,923
Mando Corp.	1,275	36,114
Medy-Tox, Inc.	184	64,255
Meritz Fire & Marine Insurance Co. Ltd.	1,490	24,808
Meritz Securities Co. Ltd.	14,440	61,132
Mirae Asset Daewoo Co. Ltd.	16,558	104,104
NAVER Corp.	7,230	835,322
NCSOFT Corp.	869	351,649
Netmarble Corp. (a)(b)	1,768	134,240
Nong Shim Co. Ltd.	204	40,250
Oci Co. Ltd.	985	61,933
Orion Corp./Republic of Korea	1,041	70,491
Ottogi Corp.	102	55,311
Paradise Co. Ltd.	2,032	27,706
Pearl Abyss Corp. (a)	308	44,295
Pharmicell Co. Ltd. (a)	2,680	18,532
POSCO	3,971	745,358
POSCO Chemtech Co. Ltd.	955	38,762
Posco International Corp.	1,050	16,461
S-Oil Corp.	1,669	131,307
S.M. Entertainment Co. Ltd. (a)	978	28,915
S1 Corp.	774	67,673
Samsung Biologics Co. Ltd. (a)(b)	746	174,641
Samsung Card Co. Ltd.	1,559	47,349
Samsung Electro-Mechanics Co. Ltd.	2,575	196,587
Samsung Electronics Co. Ltd.	255,410	9,633,438
Samsung Engineering Co. Ltd. (a)	6,799	93,411
Samsung Fire & Marine Insurance Co. Ltd.	1,667	368,529
Samsung Heavy Industries Co. Ltd. (a)	23,330	137,629
Samsung Life Insurance Co. Ltd.	3,978	254,309
Samsung SDI Co. Ltd.	2,724	564,925
Samsung SDS Co. Ltd.	1,825	317,887
Samsung Securities Co. Ltd.	3,682	112,645
Seoul Semiconductor Co. Ltd.	913	12,271
SFA Engineering Corp.	1,016	32,005
Shinhan Financial Group Co. Ltd.	23,191	845,929
Shinsegae Co. Ltd.	269	56,979
SillaJen, Inc. (a)	2,535	93,308
SK C&C Co. Ltd.	1,579	292,377
SK Energy Co. Ltd.	3,166	453,032
SK Hynix, Inc.	27,972	1,783,173
SK Networks Co. Ltd.	7,644	31,921
SK Telecom Co. Ltd.	1,821	379,611
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	56,312
ViroMed Co. Ltd. (a)	693	114,043
ViroMed Co. Ltd. rights 8/6/19 (a)	46	2,381
Woongjin Coway Co. Ltd.	2,434	171,213
Woori Financial Group, Inc. (a)	24,017	264,218
Woori Investment & Securities Co. Ltd.	6,493	70,887
Yuhan Corp.	369	66,928

TOTAL KOREA (SOUTH)		32,380,530

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	31,473	505,816
Aroundtown SA	33,558	268,659
B&M European Value Retail SA	45,346	204,038
Globant SA (a)	1,213	128,578
Millicom International Cellular SA (depository receipt)	2,871	147,632
Orion Engineered Carbons SA	2,347	45,720
RTL Group SA	1,548	76,360
SES SA (France) (depositary receipt)	17,266	285,937
Spotify Technology SA (a)(d)	2,560	396,646
Subsea 7 SA	12,152	131,031
Tenaris SA	24,355	305,143
Ternium SA sponsored ADR	2,078	43,908

TOTAL LUXEMBOURG		2,539,468

Malaysia - 0.5%
AirAsia Group BHD	56,700	26,837
AMMB Holdings Bhd	82,900	84,798
Axiata Group Bhd	159,884	194,143
British American Tobacco (Malaysia) Bhd	6,200	33,861
Bumiputra-Commerce Holdings Bhd	254,974	312,865
Dialog Group Bhd	183,900	153,409
DiGi.com Bhd	102,800	124,253
Gamuda Bhd	80,400	72,048
Genting Bhd	102,600	170,385
Genting Malaysia Bhd	140,200	130,970
Hap Seng Consolidated Bhd	43,500	104,184
Hartalega Holdings Bhd	66,000	79,019
Hong Leong Bank Bhd	26,700	115,954
Hong Leong Credit Bhd	11,000	47,881
IHH Healthcare Bhd	121,000	167,531
IOI Corp. Bhd	116,500	117,986
Kuala Lumpur Kepong Bhd	18,000	102,898
Malayan Banking Bhd	243,743	509,868
Malaysia Airports Holdings Bhd	39,300	79,606
Maxis Bhd	58,500	80,392
MISC Bhd	43,600	76,064
Nestle (Malaysia) BHD	1,900	68,378
Petronas Chemicals Group Bhd	99,900	181,052
Petronas Dagangan Bhd	17,500	99,358
Petronas Gas Bhd	34,200	133,107
PPB Group Bhd	21,800	98,792
Press Metal Bhd	104,900	115,362
Public Bank Bhd	124,000	656,878
QL Resources Bhd	33,300	55,391
RHB Capital Bhd	63,400	84,400
Sime Darby Bhd	120,500	63,727
Sime Darby Plantation Bhd	120,100	133,876
Tenaga Nasional Bhd	127,200	424,622
Top Glove Corp. Bhd	78,600	86,249

TOTAL MALAYSIA		4,986,144

Malta - 0.0%
Kindred Group PLC (depositary receipt)	10,851	66,827
Mexico - 0.6%
Alfa SA de CV Series A	126,800	109,837
America Movil S.A.B. de CV Series L	1,131,000	795,558
Banco Santander Mexico SA	78,665	112,392
CEMEX S.A.B. de CV unit	761,600	270,641
Coca-Cola FEMSA S.A.B. de CV unit	23,500	144,406
Embotelladoras Arca S.A.B. de CV	17,300	92,017
Fibra Uno Administracion SA de CV	142,200	182,761
Fomento Economico Mexicano S.A.B. de CV unit	90,000	815,759
Gruma S.A.B. de CV Series B	10,245	93,892
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,100	191,670
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	10,825	164,349
Grupo Aeroportuario Norte S.A.B. de CV	15,800	97,296
Grupo Bimbo S.A.B. de CV Series A	98,100	186,845
Grupo Carso SA de CV Series A1	19,200	61,927
Grupo Elektra SA de CV	2,380	160,771
Grupo Financiero Banorte S.A.B. de CV Series O	139,100	700,300
Grupo Financiero Inbursa S.A.B. de CV Series O	115,500	141,755
Grupo Mexico SA de CV Series B	174,400	426,723
Grupo Televisa SA de CV	102,400	194,127
Industrias Penoles SA de CV	5,115	47,347
Infraestructura Energetica Nova S.A.B. de CV	23,800	91,915
Kimberly-Clark de Mexico SA de CV Series A	59,000	122,626
Mexichem S.A.B. de CV	41,800	76,582
Promotora y Operadora de Infraestructura S.A.B. de CV	9,530	85,843
Wal-Mart de Mexico SA de CV Series V	236,500	697,761

TOTAL MEXICO		6,065,100

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	158,000	252,395
Netherlands - 3.1%
ABN AMRO Group NV GDR (b)	20,071	401,771
Adyen BV (a)(b)	1,100	836,560
AEGON NV	63,915	314,968
AerCap Holdings NV (a)	6,149	335,305
Airbus Group NV	27,110	3,832,294
Akzo Nobel NV	10,780	1,019,714
Argenx SE (a)	1,484	208,483
ASML Holding NV (Netherlands)	20,500	4,567,895
ASR Nederland NV	7,440	280,274
CNH Industrial NV	49,064	498,275
Euronext NV (b)	2,924	225,772
EXOR NV	4,403	306,875
Ferrari NV	5,928	955,798
Fiat Chrysler Automobiles NV (Italy)	53,092	707,390
Heineken Holding NV	5,685	577,095
Heineken NV (Bearer)	11,220	1,206,283
IMCD Group BV	2,693	238,194
ING Groep NV (Certificaten Van Aandelen)	184,441	2,046,510
Interxion Holding N.V. (a)	3,260	245,478
Koninklijke Ahold Delhaize NV	56,984	1,294,273
Koninklijke DSM NV	8,672	1,074,358
Koninklijke KPN NV	204,563	583,300
Koninklijke Philips Electronics NV	44,487	2,086,914
NN Group NV	15,166	571,322
NXP Semiconductors NV	15,656	1,618,674
QIAGEN NV (Germany) (a)	11,784	449,788
Randstad NV	5,751	289,924
RHI Magnesita NV	1,306	71,121
STMicroelectronics NV (Italy)	32,576	595,398
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	6,654	891,283
Unilever NV	81,256	4,709,893
Wolters Kluwer NV	13,445	975,770
X5 Retail Group NV GDR (Reg. S)	5,452	182,315
Yandex NV Series A (a)	12,078	473,699

TOTAL NETHERLANDS		34,672,966

New Zealand - 0.2%
Auckland International Airport Ltd.	42,528	259,082
Contact Energy Ltd.	30,768	156,977
Fisher & Paykel Healthcare Corp.	26,480	285,422
Fletcher Building Ltd.	34,905	113,449
Meridian Energy Ltd.	66,381	204,317
Ryman Healthcare Group Ltd.	20,092	169,411
SKYCITY Entertainment Group Ltd.	28,934	75,904
Spark New Zealand Ltd.	84,621	220,586
The a2 Milk Co. Ltd. (a)	36,478	428,620
Xero Ltd. (a)	4,985	219,450
Z Energy Ltd.	13,193	56,111

TOTAL NEW ZEALAND		2,189,329

Norway - 0.5%
Adevinta ASA:
Class A (a)	3,401	38,169
Class B	4,014	44,641
Aker ASA (A Shares)	984	52,106
Aker Bp ASA	4,962	141,182
Austevoll Seafood ASA	3,673	37,448
Det Norske Oljeselskap ASA (DNO) (A Shares)	26,906	45,265
DNB ASA	45,309	812,122
Entra ASA (b)	4,751	68,984
Equinor ASA	53,678	963,038
Gjensidige Forsikring ASA	8,410	163,750
Kongsberg Gruppen ASA	3,372	42,793
Leroy Seafood Group ASA	10,749	67,964
Marine Harvest ASA	21,694	521,971
Norsk Hydro ASA	61,637	209,645
Norwegian Finans Holding ASA (a)	6,255	43,504
Orkla ASA	38,463	327,792
Salmar ASA	2,388	110,411
Schibsted ASA:
(A Shares)	3,401	91,929
(B Shares)	5,385	139,112
SpareBank 1 SR-Bank ASA (primary capital certificate)	8,768	94,592
Sparebanken Midt-Norge	6,542	71,944
Storebrand ASA (A Shares)	20,691	140,124
Telenor ASA	32,407	658,985
TGS Nopec Geophysical Co. ASA	4,729	114,851
Tomra Systems ASA	4,695	138,780
Veidekke ASA	3,824	34,498
Yara International ASA	8,036	377,992

TOTAL NORWAY		5,553,592

Pakistan - 0.0%
Engro Corp. Ltd.	3,630	5,832
Habib Bank Ltd.	5,800	4,371
Lucky Cement Ltd.	15,550	36,823
United Bank Ltd.	9,400	8,576

TOTAL PAKISTAN		55,602

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	59,023	285,811
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	94,050	97,397
Ayala Corp.	13,110	245,779
Ayala Land, Inc.	293,000	285,347
Bank of the Philippine Islands (BPI)	97,260	171,216
BDO Unibank, Inc.	88,520	254,222
GT Capital Holdings, Inc.	4,752	86,175
International Container Terminal Services, Inc.	31,500	83,272
JG Summit Holdings, Inc.	117,470	149,833
Jollibee Food Corp.	17,420	88,414
Manila Electric Co.	12,460	89,044
Megaworld Corp.	381,000	45,696
Metropolitan Bank & Trust Co.	58,570	86,954
Philippine Long Distance Telephone Co.	3,165	70,942
San Miguel Corp.	15,310	53,381
SM Investments Corp.	23,780	464,471
SM Prime Holdings, Inc.	547,200	390,743
Universal Robina Corp.	55,790	174,611

TOTAL PHILIPPINES		2,837,497

Poland - 0.2%
Alior Bank SA (a)	3,782	45,783
Bank Millennium SA (a)	26,876	52,456
Bank Polska Kasa Opieki SA	7,596	202,151
Bank Zachodni WBK SA	1,563	132,026
BRE Bank SA (a)	429	38,672
CD Projekt RED SA	3,376	200,333
Cyfrowy Polsat SA	10,080	78,124
Dino Polska SA (a)(b)	1,934	72,900
Grupa Lotos SA	4,772	107,605
Jastrzebska Spolka Weglowa SA	1,305	13,171
KGHM Polska Miedz SA (Bearer) (a)	6,539	159,259
LPP SA	62	125,489
NG2 SA	1,305	50,504
Polish Oil & Gas Co. SA	66,358	96,388
Polska Grupa Energetyczna SA (a)	38,002	87,123
Polski Koncern Naftowy Orlen SA	14,460	363,221
Powszechna Kasa Oszczednosci Bank SA	42,521	448,363
Powszechny Zaklad Ubezpieczen SA	25,595	276,094
Telekomunikacja Polska SA (a)	29,323	51,142

TOTAL POLAND		2,600,804

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	472,125	120,835
Energias de Portugal SA	120,305	442,283
Galp Energia SGPS SA Class B	20,645	321,404
Jeronimo Martins SGPS SA	12,904	208,628
NOS SGPS SA	11,053	68,826
Portucel Industrial Empresa Produtora de Celulosa SA	9,818	33,127
REN - Redes Energeticas Nacionais SGPS SA	16,608	44,951

TOTAL PORTUGAL		1,240,054

Qatar - 0.2%
Barwa Real Estate Co. (a)	69,770	68,414
Industries Qatar QSC (a)	95,680	295,128
Masraf al Rayan (a)	187,331	197,069
Qatar Electricity & Water Co. (a)	22,990	98,571
Qatar Islamic Bank (a)	53,390	241,232
Qatar National Bank SAQ (a)	211,405	1,132,874
Qatar Telecom (Qtel) Q.S.C. (a)	58,500	114,887
The Commercial Bank of Qatar (a)	101,432	133,729

TOTAL QATAR		2,281,904

Russia - 0.8%
Alrosa Co. Ltd.	111,650	142,967
Gazprom OAO	574,930	2,130,939
Lukoil PJSC	17,967	1,469,658
Magnit OJSC	3,236	192,439
MMC Norilsk Nickel PJSC	2,910	669,623
NOVATEK OAO	40,820	846,319
Novolipetsk Steel OJSC	14,810	35,113
Novolipetsk Steel OJSC GDR (Reg. S)	2,679	63,278
Sberbank of Russia	483,820	1,765,291
Severstal PAO	8,620	139,334
Surgutneftegas OJSC	218,000	92,684
Tatneft PAO	75,610	882,884
VTB Bank OJSC	227,100,000	151,644

TOTAL RUSSIA		8,582,173

Singapore - 0.9%
Ascendas Real Estate Investment Trust	120,200	266,867
CapitaCommercial Trust (REIT)	136,800	204,333
CapitaLand Ltd.	126,800	332,193
CapitaMall Trust	133,700	254,094
City Developments Ltd.	27,900	195,784
ComfortDelgro Corp. Ltd.	97,900	191,883
DBS Group Holdings Ltd.	86,300	1,645,468
Flextronics International Ltd. (a)	28,929	322,558
Jardine Cycle & Carriage Ltd.	5,200	127,233
Keppel Corp. Ltd.	77,000	355,797
Mapletree Commercial Trust	90,400	135,810
Mapletree Greater China Commercial Trust	84,300	86,919
Mapletree Industrial (REIT)	71,517	116,950
Mapletree Logistics Trust (REIT)	115,849	129,542
Oversea-Chinese Banking Corp. Ltd.	195,530	1,627,921
Singapore Airlines Ltd.	28,200	197,434
Singapore Airport Terminal Service Ltd.	39,100	136,231
Singapore Exchange Ltd.	38,700	222,041
Singapore Press Holdings Ltd.	67,800	108,407
Singapore Technologies Engineering Ltd.	71,700	219,922
Singapore Telecommunications Ltd.	372,100	897,586
Suntec (REIT)	117,000	161,716
United Overseas Bank Ltd.	67,700	1,289,872
UOL Group Ltd.	22,800	121,174
Venture Corp. Ltd.	11,300	126,102
Wilmar International Ltd.	175,900	508,462
Yangzijiang Shipbuilding Holdings Ltd.	95,400	98,373

TOTAL SINGAPORE		10,080,672

South Africa - 1.3%
Anglo American Platinum Ltd.	2,345	139,209
AngloGold Ashanti Ltd.	18,855	324,017
Aspen Pharmacare Holdings Ltd.	18,175	114,077
AVI Ltd.	15,474	93,619
Barclays Africa Group Ltd.	33,132	367,122
Barloworld Ltd.	10,078	84,483
Bidcorp Ltd.	16,897	353,437
Bidvest Group Ltd.	15,291	195,811
Capitec Bank Holdings Ltd.	3,349	274,131
Clicks Group Ltd.	11,947	169,676
Discovery Ltd.	20,027	183,754
Exxaro Resources Ltd.	10,795	125,178
FirstRand Ltd.	167,128	715,110
Foschini Ltd.	11,606	133,499
Gold Fields Ltd.	38,148	194,838
Growthpoint Properties Ltd.	134,874	223,814
Impala Platinum Holdings Ltd. (a)	30,831	164,479
Investec Ltd.	13,602	77,725
Life Healthcare Group Holdings Ltd.	85,589	134,749
Mr Price Group Ltd.	11,664	143,178
MTN Group Ltd.	80,857	633,214
MultiChoice Group Ltd. (a)	19,224	179,688
Naspers Ltd. Class N	20,852	5,082,890
Nedbank Group Ltd.	19,426	324,606
Netcare Ltd.	76,603	89,320
Oceana Group Ltd.	1,996	9,417
Old Mutual Ltd.	219,646	292,113
PSG Group Ltd.	9,877	157,177
Rand Merchant Insurance Holdings Ltd.	41,470	88,958
Redefine Properties Ltd.	265,690	162,560
Remgro Ltd.	27,273	338,471
RMB Holdings Ltd.	33,916	178,336
Sanlam Ltd.	88,227	456,642
Sappi Ltd.	29,999	108,784
Sasol Ltd.	27,278	589,848
Shoprite Holdings Ltd.	19,483	209,313
Spar Group Ltd.	7,763	99,228
Standard Bank Group Ltd.	62,916	782,303
Tiger Brands Ltd.	7,717	119,458
Truworths International Ltd.	19,914	86,226
Vodacom Group Ltd.	33,211	271,470
Woolworths Holdings Ltd.	57,067	217,967

TOTAL SOUTH AFRICA		14,689,895

Spain - 1.7%
ACS Actividades de Construccion y Servicios SA	14,011	566,139
Aena Sme SA (b)	3,467	629,811
Amadeus IT Holding SA Class A	20,955	1,655,351
Banco Bilbao Vizcaya Argentaria SA	320,363	1,631,195
Banco de Sabadell SA	280,004	245,368
Banco Santander SA (Spain)	771,198	3,291,685
Bankia SA	58,577	116,234
Bankinter SA	29,072	188,848
CaixaBank SA	175,614	435,250
Cellnex Telecom SA (b)	8,990	337,271
Enagas SA	10,384	226,166
Endesa SA	14,695	363,576
Ferrovial SA	22,662	590,795
Gas Natural SDG SA	16,822	426,443
Grifols SA	12,019	389,837
Grifols SA ADR	16,223	369,235
Iberdrola SA	292,297	2,773,019
Inditex SA	50,634	1,515,086
International Consolidated Airlines Group SA	7,669	39,519
International Consolidated Airlines Group SA CDI	32,532	167,902
Merlin Properties Socimi SA	15,860	216,829
Red Electrica Corporacion SA	21,157	398,891
Repsol SA	66,452	1,053,983
Siemens Gamesa Renewable Energy SA	9,734	136,580
Telefonica SA	218,182	1,663,336

TOTAL SPAIN		19,428,349

Sweden - 1.7%
AarhusKarlshamn AB	7,893	161,679
Alfa Laval AB	13,364	250,508
ASSA ABLOY AB (B Shares)	47,643	1,092,794
Atlas Copco AB:
(A Shares)	29,524	907,608
(B Shares)	20,503	561,956
Axfood AB	3,851	81,076
Billerud AB	7,084	82,123
Boliden AB	14,199	323,404
Castellum AB	12,660	257,492
Dometic Group AB (b)	13,372	122,242
Electrolux AB (B Shares)	11,831	274,551
Elekta AB (B Shares)	17,938	255,296
Epiroc AB:
Class A	26,095	286,576
Class B	24,200	251,988
Essity AB Class B	28,972	863,650
Fabege AB	11,989	185,582
Fastighets AB Balder (a)	4,250	146,135
Getinge AB (B Shares)	9,275	136,467
H&M Hennes & Mauritz AB (B Shares)	39,683	691,877
Hexagon AB (B Shares)	13,158	640,110
HEXPOL AB (B Shares)	12,725	97,137
Holmen AB (B Shares)	4,216	89,458
Hufvudstaden AB Series A	4,502	79,450
Husqvarna AB (B Shares)	19,609	174,226
ICA Gruppen AB	3,706	164,639
Industrivarden AB:
(A Shares)	1,704	37,991
(C Shares)	14,201	309,265
Indutrade AB	3,957	112,387
Intrum Justitia AB	3,247	85,231
Investor AB (B Shares)	20,368	971,044
Kinnevik AB (B Shares)	12,344	315,332
Latour Investment AB Class B	6,380	87,433
Lifco AB	2,377	121,935
Loomis AB (B Shares)	3,340	115,122
Lundin Petroleum AB	7,864	248,750
Modern Times Group MTG AB (B Shares) (a)	2,946	27,352
Nibe Industrier AB (B Shares)	21,083	298,310
Nordic Entertainment Group AB Class B	2,946	70,744
Saab AB (B Shares)	3,933	124,122
Sandvik AB	53,703	829,065
Securitas AB (B Shares)	14,717	228,495
Skandinaviska Enskilda Banken AB (A Shares)	76,352	719,639
Skanska AB (B Shares)	18,502	346,149
SKF AB (B Shares)	17,375	285,769
SSAB Svenskt Stal AB (B Shares)	31,468	80,256
Svenska Cellulosa AB (SCA) (B Shares)	33,269	276,517
Svenska Handelsbanken AB (A Shares)	71,469	643,072
Swedbank AB (A Shares)	44,439	605,158
Swedish Match Co. AB	8,664	331,718
Swedish Orphan Biovitrum AB (a)	7,283	141,118
Tele2 AB (B Shares)	22,430	321,432
Telefonaktiebolaget LM Ericsson (B Shares)	133,785	1,170,522
Telia Co. AB	124,681	556,862
Thule Group AB (b)	3,741	82,013
Trelleborg AB (B Shares)	10,632	146,969
Volvo AB (B Shares)	79,321	1,184,324
Wallenstam AB (B Shares)	10,011	104,760
Wihlborgs Fastigheter AB	5,035	73,587

TOTAL SWEDEN		19,230,467

Switzerland - 5.5%
ABB Ltd. (Reg.)	92,586	1,747,760
Adecco SA (Reg.)	7,626	417,588
Alcon, Inc. (a)	24,450	1,425,871
Baloise Holdings AG	2,440	441,361
Coca-Cola HBC AG	9,025	311,260
Compagnie Financiere Richemont SA Series A	24,902	2,133,933
Credit Suisse Group AG	116,800	1,412,233
Geberit AG (Reg.)	1,784	824,240
Givaudan SA	373	992,366
Julius Baer Group Ltd.	11,089	473,862
Kuehne & Nagel International AG	2,464	363,573
Lafargeholcim Ltd. (Reg.)	24,079	1,185,126
Lindt & Spruengli AG	5	413,755
Lindt & Spruengli AG (participation certificate)	54	397,989
Lonza Group AG	3,581	1,228,893
Nestle SA (Reg. S)	144,961	15,378,498
Novartis AG	121,527	11,143,886
Partners Group Holding AG	899	717,898
Roche Holding AG:
(Bearer)	1,786	479,475
(participation certificate)	32,971	8,825,189
Schindler Holding AG (participation certificate)	1,982	458,757
SGS SA (Reg.)	255	630,738
Sika AG	6,116	885,530
Sonova Holding AG Class B	2,578	594,893
Straumann Holding AG	539	440,608
Swatch Group AG (Bearer)	1,590	463,307
Swiss Life Holding AG	1,611	779,947
Swiss Prime Site AG	3,410	300,181
Swiss Re Ltd.	14,428	1,400,802
Swisscom AG	1,178	571,500
Temenos Group AG	2,991	529,601
UBS Group AG	182,138	2,031,895
Zurich Insurance Group Ltd.	6,984	2,433,217

TOTAL SWITZERLAND		61,835,732

Taiwan - 2.5%
Accton Technology Corp.	25,000	106,294
Acer, Inc.	144,000	86,868
Advantech Co. Ltd.	18,000	151,217
ASE Technology Holding Co. Ltd.	154,000	342,716
Asia Cement Corp.	115,000	153,626
ASUSTeK Computer, Inc.	31,000	219,371
AU Optronics Corp.	418,000	110,227
Catcher Technology Co. Ltd.	40,000	292,773
Cathay Financial Holding Co. Ltd.	415,000	541,191
Chang Hwa Commercial Bank	289,720	202,234
Cheng Shin Rubber Industry Co. Ltd.	100,000	129,140
Chicony Electronics Co. Ltd.	25,000	63,493
China Airlines Ltd.	94,000	28,764
China Development Finance Holding Corp.	660,000	195,748
China Life Insurance Co. Ltd.	136,342	112,224
China Petrochemical Development Corp.	132,300	43,894
China Steel Corp.	614,000	471,803
China Synthetic Rubber Corp.	30,658	37,281
Chinatrust Financial Holding Co. Ltd.	966,000	627,168
Chipbond Technology Corp.	32,000	64,080
Chroma ATE, Inc.	19,000	88,391
Chunghwa Telecom Co. Ltd.	181,000	625,406
Compal Electronics, Inc.	155,000	94,586
CTCI Corp.	18,000	26,245
Delta Electronics, Inc.	97,000	467,669
E Ink Holdings, Inc.	28,000	30,643
E.SUN Financial Holdings Co. Ltd.	532,337	442,862
ECLAT Textile Co. Ltd.	10,000	130,706
Elan Microelectronics Corp.	13,000	33,095
Elite Material Co. Ltd.	15,000	57,006
EPISTAR Corp.	57,000	44,883
EVA Airways Corp.	110,328	51,585
Evergreen Marine Corp. (Taiwan)	73,723	33,881
Far Eastern Textile Ltd.	210,000	198,438
Far EasTone Telecommunications Co. Ltd.	72,000	165,069
Feng Tay Enterprise Co. Ltd.	20,900	138,819
First Financial Holding Co. Ltd.	444,420	333,284
Formosa Chemicals & Fibre Corp.	195,000	592,447
Formosa Petrochemical Corp.	78,000	264,083
Formosa Plastics Corp.	212,000	681,143
Formosa Taffeta Co. Ltd.	43,000	48,596
Foxconn Technology Co. Ltd.	43,000	88,242
Fubon Financial Holding Co. Ltd.	361,000	498,467
Giant Manufacturing Co. Ltd.	13,000	99,109
GlobalWafers Co. Ltd.	10,000	105,976
Great Wall Enterprise Co. Ltd.	34,490	45,049
Highwealth Construction Corp.	42,000	65,587
HIWIN Technologies Corp.	11,000	97,437
Hon Hai Precision Industry Co. Ltd. (Foxconn)	601,800	1,506,758
Hota Industrial Manufacturing Co. Ltd.	11,000	38,380
Hotai Motor Co. Ltd.	18,000	258,752
HTC Corp.	36,000	44,432
Hua Nan Financial Holdings Co. Ltd.	382,890	269,128
Innolux Corp.	398,000	91,909
Inventec Corp.	137,000	101,764
King Yuan Electronics Co. Ltd.	42,000	43,544
Largan Precision Co. Ltd.	5,000	675,079
Lien Hwa Industrial Corp.	57,900	72,461
Lite-On Technology Corp.	87,000	123,008
Macronix International Co. Ltd.	88,340	88,287
Makalot Industrial Co. Ltd.	9,450	55,109
MediaTek, Inc.	77,000	769,244
Mega Financial Holding Co. Ltd.	529,000	543,312
Merida Industry Co. Ltd.	10,000	62,222
Merry Electronics Co. Ltd.	10,064	48,357
Micro-Star International Co. Ltd.	28,000	78,263
Nan Ya Plastics Corp.	274,000	624,910
Nanya Technology Corp.	65,000	151,907
Nien Made Enterprise Co. Ltd.	6,000	46,013
Novatek Microelectronics Corp.	27,000	142,417
OBI Pharma, Inc. (a)	7,454	35,876
Pegatron Corp.	117,000	189,678
PharmaEssentia Corp. (a)	10,000	41,286
Phison Electronics Corp.	7,000	68,452
Pou Chen Corp.	144,000	176,994
Powertech Technology, Inc.	38,000	103,629
President Chain Store Corp.	25,000	240,136
Qisda Corp.	52,000	32,206
Quanta Computer, Inc.	125,000	229,457
Radiant Opto-Electronics Corp.	19,000	74,576
Realtek Semiconductor Corp.	25,000	165,833
Ruentex Development Co. Ltd.	34,800	46,098
Ruentex Industries Ltd.	17,600	37,389
Shin Kong Financial Holding Co. Ltd.	441,843	127,561
Simplo Technology Co. Ltd.	6,000	46,569
Sino-American Silicon Products, Inc.	25,000	67,929
Sinopac Holdings Co.	549,180	217,567
St.Shine Optical Co. Ltd.	1,000	16,659
Synnex Technology International Corp.	64,000	78,474
Ta Chen Stainless Pipe Co. Ltd.	36,000	53,128
TaiMed Biologics, Inc. (a)	8,000	42,609
Taishin Financial Holdings Co. Ltd.	514,349	240,414
Taiwan Business Bank	199,840	85,635
Taiwan Cement Corp.	195,000	278,555
Taiwan Cooperative Financial Holding Co. Ltd.	395,890	266,056
Taiwan Fertilizer Co. Ltd.	37,000	56,849
Taiwan High Speed Rail Corp.	112,000	149,101
Taiwan Mobile Co. Ltd.	72,000	251,717
Taiwan Semiconductor Manufacturing Co. Ltd.	889,000	7,301,488
Tatung Co. Ltd. (a)	77,000	49,466
TCI Co. Ltd.	3,000	39,635
TECO Electric & Machinery Co. Ltd.	90,000	71,581
Tripod Technology Corp.	23,000	76,366
Unified-President Enterprises Corp.	243,000	628,240
Unimicron Technology Corp.	61,000	73,556
United Microelectronics Corp.	509,000	225,722
Vanguard International Semiconductor Corp.	33,000	66,537
Walsin Lihwa Corp.	119,000	56,991
Walsin Technology Corp.	12,000	66,690
Win Semiconductors Corp.	17,000	143,502
Winbond Electronics Corp.	87,000	52,975
Wistron Corp.	133,000	98,688
WPG Holding Co. Ltd.	60,040	79,212
Yageo Corp.	13,000	109,030
Yuanta Financial Holding Co. Ltd.	532,000	297,703

TOTAL TAIWAN		28,221,887

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	44,200	305,187
Advanced Information Service PCL NVDR	7,400	51,095
Airports of Thailand PCL (For. Reg.)	203,100	473,421
B. Grimm Power PCL	38,600	44,388
Bangkok Bank PCL	21,700	127,539
Bangkok Chain Hospital PCL	26,200	13,066
Bangkok Dusit Medical Services PCL (For. Reg.)	196,900	159,359
Bangkok Expressway and Metro PCL	413,900	140,843
Banpu PCL (For. Reg.)	90,200	41,664
Berli Jucker PCL (For. Reg)	65,200	109,154
BTS Group Holdings PCL	275,100	110,287
Bumrungrad Hospital PCL (For. Reg.)	13,700	75,664
C.P. ALL PCL (For. Reg.)	193,900	544,097
Central Pattana PCL (For. Reg.)	70,600	167,479
Central Plaza Hotel PCL	15,900	17,474
Charoen Pokphand Foods PCL (For. Reg.)	174,300	156,732
Delta Electronics PCL (For. Reg.)	22,100	38,007
Electricity Generating PCL (For. Reg.)	10,400	110,990
Energy Absolute PCL	77,800	131,235
Global Power Synergy Public Co. Ltd.	51,700	111,725
Glow Energy PCL (For. Reg.)	16,600	48,129
Gulf Energy Development PCL	46,400	190,032
Hana Microelectronics PCL (For. Reg.)	36,500	33,099
Home Product Center PCL (For. Reg.)	147,900	82,449
Indorama Ventures PCL (For. Reg.)	118,100	156,497
Intouch Holdings PCL (For. Reg.)	80,200	165,755
IRPC PCL (For. Reg.)	395,100	61,318
Kasikornbank PCL	12,200	68,122
Kasikornbank PCL (For. Reg.)	41,400	231,839
Kiatnakin Bank PCL (For. Reg.)	18,800	44,477
Krung Thai Bank PCL (For. Reg.)	123,300	78,402
Krungthai Card PCL (For. Reg.)	53,500	82,539
Land & House PCL (For. Reg.)	139,900	51,151
Minor International PCL:
warrants 9/30/21 (a)	4,695	835
(For. Reg.)	132,800	172,834
Muangthai Leasing PCL	35,600	69,604
Osotspa PCL	37,600	44,818
PTT Exploration and Production PCL (For. Reg.)	69,500	303,958
PTT Global Chemical PCL (For. Reg.)	91,400	178,558
PTT PCL:
(For. Reg.)	340,900	521,045
NVDR	54,200	82,841
Ratchaburi Electric Generating Holding PCL (For. Reg.)	24,900	54,556
Robinsons Department Store PCL (For. Reg.)	27,100	55,636
Siam Cement PCL (For. Reg.)	13,300	186,881
Siam Commercial Bank PCL (For. Reg.)	71,100	316,792
Siam Global House PCL	78,470	42,062
Srisawad Corp. PCL	51,900	91,868
Thai Beverage PCL	475,900	288,262
Thai Oil PCL (For. Reg.)	37,800	84,329
Thai Union Frozen Products PCL (For. Reg.)	90,100	55,218
Thanachart Capital PCL (For. Reg.)	29,400	56,080
TISCO Financial Group PCL	16,500	54,005
TMB PCL (For. Reg.)	859,100	52,694
Total Access Communication PCL (For. Reg.)	20,800	39,441
True Corp. PCL (For. Reg.)	420,400	87,581
VGI Global Media PCL	159,100	49,728
WHA Corp. PCL	458,600	69,459

TOTAL THAILAND		7,182,300

Turkey - 0.2%
Akbank TAS (a)	138,569	187,457
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,285	31,828
Arcelik A/S (a)	7,498	23,444
Aselsan A/S	16,450	55,855
Bim Birlesik Magazalar A/S JSC	25,846	217,012
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	37,967
Enka Insaat ve Sanayi A/S	60,958	66,627
Eregli Demir ve Celik Fabrikalari T.A.S.	63,384	84,383
Ford Otomotiv Sanayi A/S	1,714	18,765
Haci Omer Sabanci Holding A/S	45,519	80,500
Koc Holding A/S	42,187	141,505
Petkim Petrokimya Holding A/S	33,804	23,743
Soda Sanayii AS	25,979	28,441
TAV Havalimanlari Holding A/S	11,244	50,569
Tekfen Holding A/S	6,725	28,462
Tupras Turkiye Petrol Rafinerileri A/S	5,762	144,540
Turk Hava Yollari AO (a)	29,489	65,836
Turk Sise ve Cam Fabrikalari A/S	12,756	11,268
Turkcell Iletisim Hizmet A/S	40,626	95,068
Turkiye Garanti Bankasi A/S (a)	148,615	262,293
Turkiye Halk Bankasi A/S	26,013	28,059
Turkiye Is Bankasi A/S Series C (a)	93,868	104,952
Turkiye Vakiflar Bankasi TAO	47,663	43,470
Ulker Biskuvi Sanayi A/S	11,675	38,805
Yapi ve Kredi Bankasi A/S (a)	9,658	4,724

TOTAL TURKEY		1,875,573

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	84,666	207,450
DP World Ltd.	6,840	105,336
Dubai Islamic Bank Pakistan Ltd. (a)	61,361	88,872
Emaar Properties PJSC	154,586	232,732
Emirates Telecommunications Corp.	87,207	409,308
National Bank of Abu Dhabi PJSC	131,677	569,275

TOTAL UNITED ARAB EMIRATES		1,612,973

United Kingdom - 9.9%
3i Group PLC	45,573	616,562
Admiral Group PLC	11,947	314,838
Amarin Corp. PLC ADR (a)(d)	14,524	270,001
Anglo American PLC (United Kingdom)	66,956	1,660,260
Antofagasta PLC	15,963	182,323
Ashtead Group PLC	24,614	680,379
Associated British Foods PLC	16,877	496,684
AstraZeneca PLC (United Kingdom)	60,302	5,209,723
Atlassian Corp. PLC (a)(d)	5,314	744,598
Auto Trader Group PLC (b)	42,994	282,238
Aviva PLC	188,975	927,795
Babcock International Group PLC	21,377	123,848
BAE Systems PLC	151,541	1,006,799
Barclays PLC	759,211	1,421,113
Barratt Developments PLC	51,235	402,004
Beazley PLC	24,429	171,267
Bellway PLC	5,663	204,537
Berkeley Group Holdings PLC	6,343	299,138
BHP Billiton PLC	99,805	2,379,704
BP PLC	945,138	6,253,741
British American Tobacco PLC (United Kingdom)	108,823	3,877,642
British Land Co. PLC	43,057	265,997
BT Group PLC	416,291	975,101
BTG PLC (a)	19,008	193,362
Bunzl PLC	16,342	427,280
Burberry Group PLC	20,480	562,620
Carnival PLC	9,809	442,770
Centrica PLC	281,743	259,369
Cobham PLC (a)	127,226	255,751
Coca-Cola European Partners PLC	11,285	623,835
Compass Group PLC	75,435	1,908,545
Croda International PLC	6,097	347,595
Derwent London PLC	5,013	178,012
Diageo PLC	114,259	4,764,623
Direct Line Insurance Group PLC	61,193	239,920
DS Smith PLC	67,929	294,664
easyJet PLC	10,981	128,733
Evraz PLC	15,183	120,201
G4S PLC (United Kingdom)	70,873	165,094
GlaxoSmithKline PLC	235,640	4,873,254
GW Pharmaceuticals PLC ADR (a)(d)	1,481	240,366
Halma PLC	18,644	451,192
Hammerson PLC	32,096	83,645
Hargreaves Lansdown PLC	13,182	336,643
HomeServe PLC	13,036	180,884
Howden Joinery Group PLC	26,219	176,961
HSBC Holdings PLC (United Kingdom)	962,661	7,709,462
IMI PLC	11,665	148,313
Imperial Tobacco Group PLC	46,337	1,180,541
Informa PLC	61,295	651,487
InterContinental Hotel Group PLC	9,079	630,761
Intermediate Capital Group PLC	14,448	244,226
International Game Technology PLC	4,213	56,244
Intertek Group PLC	7,903	548,587
Investec PLC	31,417	179,646
ITV PLC	164,889	222,479
J Sainsbury PLC	77,130	184,050
John Wood Group PLC	29,775	192,272
Johnson Matthey PLC	10,143	396,567
Just Eat Holding Ltd. (a)	29,850	276,393
Kingfisher PLC	96,113	259,494
Land Securities Group PLC	35,831	346,937
Legal & General Group PLC	281,698	896,856
Lloyds Banking Group PLC	3,387,055	2,191,032
London Stock Exchange Group PLC	14,812	1,193,533
Marks & Spencer Group PLC	89,041	223,798
Meggitt PLC	38,743	281,090
Melrose Industries PLC	237,738	540,497
Micro Focus International PLC	17,284	364,072
Mondi PLC	18,363	402,744
National Grid PLC	174,015	1,786,705
Next PLC	6,846	504,854
Ocado Group PLC (a)	28,035	424,633
Pearson PLC	38,517	407,871
Pennon Group PLC	20,571	179,418
Persimmon PLC	15,689	383,305
Phoenix Group Holdings PLC	28,906	244,521
Prudential PLC	123,114	2,532,976
Reckitt Benckiser Group PLC	35,019	2,707,084
RELX PLC (London Stock Exchange)	97,550	2,317,448
Rentokil Initial PLC	89,739	474,722
Rightmove PLC	48,280	310,241
Rio Tinto PLC	53,322	3,011,173
Rolls-Royce Holdings PLC	90,280	943,638
Royal Bank of Scotland Group PLC	216,256	569,737
Royal Dutch Shell PLC:
Class A (United Kingdom)	213,992	6,739,785
Class B (United Kingdom)	177,078	5,593,015
RSA Insurance Group PLC	46,971	320,223
Sage Group PLC	53,383	467,417
Schroders PLC	6,107	220,796
Scottish& Southern Energy PLC	49,462	659,412
Segro PLC	46,662	433,650
Severn Trent PLC	11,556	283,173
Smith & Nephew PLC	42,410	960,113
Smiths Group PLC	17,692	353,280
Spectris PLC	5,453	168,835
Spirax-Sarco Engineering PLC	3,651	399,376
SSP Group PLC	18,812	161,514
St. James's Place Capital PLC	26,648	318,881
Standard Chartered PLC (United Kingdom)	132,555	1,091,003
Standard Life PLC	123,541	448,912
Tate & Lyle PLC	23,639	217,158
Taylor Wimpey PLC	166,639	327,887
Tesco PLC	465,828	1,261,792
The Weir Group PLC	11,346	206,554
Travis Perkins PLC	12,458	206,951
Tullow Oil PLC	61,534	144,986
Unilever PLC	56,028	3,370,767
United Utilities Group PLC	32,518	311,853
Vodafone Group PLC	1,275,696	2,321,746
Whitbread PLC	8,758	481,727
WM Morrison Supermarkets PLC	107,521	254,517

TOTAL UNITED KINGDOM		109,866,341

United States of America - 0.1%
KLA-Tencor Corp.	428	58,345
Kolon TissueGene, Inc. unit (a)(c)	911	6,142
Stratasys Ltd. (a)(d)	2,259	63,004
Yum China Holdings, Inc.	18,560	844,480

TOTAL UNITED STATES OF AMERICA		971,971

TOTAL COMMON STOCKS
(Cost $1,002,148,808)		1,008,581,933

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	10,700	145,177
Banco Bradesco SA (PN)	197,560	1,785,953
Bradespar SA (PN)	11,400	94,454
Braskem SA (PN-A) (a)	9,100	81,168
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	10,400	107,915
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	8,600	210,811
Companhia Energetica de Minas Gerais (CEMIG) (PN)	46,800	173,399
Gerdau SA	50,400	181,587
Itau Unibanco Holding SA	230,650	2,104,428
Itausa-Investimentos Itau SA (PN)	218,400	713,626
Lojas Americanas SA (PN)	36,600	174,064
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	198,200	1,354,450
Telefonica Brasil SA	19,900	272,713

TOTAL BRAZIL		7,399,745

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	3,823	112,135
Colombia - 0.0%
Bancolombia SA (PN)	25,465	320,240
Grupo Aval Acciones y Valores SA	174,545	67,298

TOTAL COLOMBIA		387,538

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,079	123,933
Henkel AG & Co. KGaA	9,693	1,000,479
Porsche Automobil Holding SE (Germany)	7,558	495,398
Sartorius AG (non-vtg.)	1,546	317,298
Volkswagen AG	8,770	1,465,384

TOTAL GERMANY		3,402,492

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	420,623	223,566
Korea (South) - 0.2%
CJ Corp. (a)(c)	48	1,481
Hyundai Motor Co.	207	12,759
Hyundai Motor Co. Series 2	2,366	163,220
LG Chemical Ltd.	307	46,102
Samsung Electronics Co. Ltd.	43,516	1,340,227

TOTAL KOREA (SOUTH)		1,563,789

Russia - 0.1%
AK Transneft OAO	68	168,484
Sberbank of Russia	87,100	277,664
Surgutneftegas OJSC	475,600	233,110

TOTAL RUSSIA		679,258

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,434,285)		13,768,523

Money Market Funds - 7.8%
Fidelity Cash Central Fund 2.43% (e)	83,875,514	83,892,289
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	3,473,199	3,473,546
TOTAL MONEY MARKET FUNDS
(Cost $87,365,646)		87,365,835
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,102,948,739)		1,109,716,291
NET OTHER ASSETS (LIABILITIES) - 0.5%(g)		6,031,455
NET ASSETS - 100%		$1,115,747,746

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	661	Sept. 2019	$62,256,285	$(937,064)	$(937,064)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	482	Sept. 2019	24,716,960	(441,019)	(441,019)
TME S&P/TSX 60 Index Contracts (Canada)	43	Sept. 2019	6,376,042	(6,753)	(6,753)
TOTAL FUTURES CONTRACTS					$(1,384,836)

The notional amount of futures purchased as a percentage of Net Assets is 8.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,280,871 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $4,407,003 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$911,890
Fidelity Securities Lending Cash Central Fund	7,413
Total	$919,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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